[logo - American Funds(sm)]

The right choice for the long term(sm)

THE TAX-EXEMPT BOND FUND OF AMERICA

[photograph of an elderly couple sitting on a bench]

Semi-annual report for the six months ended February 28, 2002


THE TAX-EXEMPT BOND FUND OF AMERICA(R)

The Tax-Exempt Bond Fund of America is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Tax-Exempt Bond Fund of America seeks a high level of federally tax-free current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

INVESTMENT HIGHLIGHTS THROUGH FEBRUARY 28, 2002
6-MONTH TOTAL RETURN                                                  +1.34%
(income plus capital changes, with dividends reinvested)

12-MONTH TOTAL RETURN                                                 +6.68%
Tax-free distribution rate for February                               +4.75%
(income return only, reflecting maximum sales charge)

TAXABLE EQUIVALENT DISTRIBUTION RATE                                  +7.74%
(as of February 28, assuming a 38.6% federal tax rate)

SEC 30-DAY YIELD AS OF FEBRUARY 28                                    +3.92%
(reflecting maximum sales charge)

Distribution rates and yield are annualized.

For current yield information, please call toll-free: 800/421-0180.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2002 (the most recent calendar quarter), assuming payment of the 3.75% maximum sales charge at the beginning of the stated periods - one year: +0.16%; five years: +26.99%, or +4.89% a year; 10 years: +80.12%, or +6.06% a year.
Sales charges are lower for accounts of $100,000 or more.

The fund's 30-day yield for Class A shares as of March 31, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 3.91%. The fund's distribution rate for Class A shares as of that date was 4.56%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the fund's distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on the inside back cover. For the most current investment results, please refer to americanfunds.com. Please see the back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gains distributions, if any, are taxable. Certain other income, as well as capital gain distributions, may be taxable.


FELLOW SHAREHOLDERS:

During the first half of fiscal year 2002 - a time of terrorism, a slowing economy and considerable stock market volatility - The Tax-Exempt Bond Fund of America continued to generate a steady stream of tax-free income. In the six months ended February 28, the fund paid a total of 29 cents a share in monthly dividends. The fund also generated 3 cents a share in capital gains paid on December 3, 2001.

- If you took your dividends in cash, they represented a tax-free income return of 2.34%, or 4.68% annualized. (Please see table on page 3 to determine the tax-equivalent yield.)
- If you reinvested your dividends, your income return was 2.36%, or 4.72% annualized.

Share value fell slightly during the period, resulting in a total return of 1.34%. The unmanaged Lehman Brothers Municipal Bond Index, which measures a wide array of tax-exempt bonds but reflects no expenses, generated a total return of 1.99%. The Lipper General Municipal Bond Fund average of comparable funds produced a total return of 0.91% over the same period. Looking at 12-month results, The Tax-Exempt Bond Fund of America generated a total return (with dividends reinvested) of 6.68%, compared with 6.84% for the Lehman Brothers Municipal Bond Index and 5.66% for the Lipper average.

THE SIX MONTHS IN PERSPECTIVE

The U.S. economy continued to show weakness during much of the six-month period. The stock market, which had been sliding prior to September 11, plunged further after the terrorist attacks. In response, the Federal Reserve continued to lower the federal funds rate (the interest rate banks charge each other on overnight loans), reducing it to 1.75%, a level not seen since 1961. During the latter portion of the six-month period, forward-looking indicators - such as initial unemployment claims and factory orders - suggested that the economy is beginning to recover. While a reinvigorated economy could eventually spark a move by the Federal Reserve to raise interest rates, there are few signs of this happening at the moment.

PORTFOLIO REVIEW

With the economy showing only slight signs of reviving, the final months of the period were positive for municipal bond prices. In the current environment, we have remained careful about our credit decisions and have tended to favor higher grade securities. After September 11, the fund was hurt somewhat by bonds connected to the airline and tourist industries. We also have some exposure to cyclically sensitive debt issues that were hurt during the economic downturn.

With the Federal Reserve's rate-cutting campaign at an apparent end, we are moving toward shorter-term securities, which tend to be less affected by rising interest rates. On February 28, the average maturity of the portfolio was 8.6 years, slightly shorter than at the start of the fiscal year. This compares with 13.2 years for the average of all general municipal debt funds tracked by Lipper. The fund continues to be well diversified, holding 695 debt issues from 44 states and U.S. territories.

LONG-TERM PERSPECTIVE

The fund's adviser, Capital Research and Management Company, invests with a long-term perspective. Potential investments are researched extensively. This research typically involves on-site visits with chief executive officers, chief financial officers, government officials, developers and project managers. We pay close attention to risk and place great value on capital preservation - a stance that is particularly important during times of market uncertainty.

Over the past three years, a period encompassing the final stages of the run-up in stock prices and the prolonged decline that began in March 2000, the fund's return compares quite favorably with that of the stock market. The fund has produced a total return of 15.40%, or 4.89% on an annualized basis; the unmanaged Standard & Poor's 500 Composite Index, which tracks large companies listed on U.S. exchanges, had a return of -7.20%, or -2.46% on an annualized basis (without expenses) - a powerful illustration of how a municipal bond fund, as part of a diversified portfolio, can help preserve capital while reducing investment volatility. The Tax-Exempt Bond Fund of America gained a number of new investors during the last six months; total assets rose nearly 10%.

We appreciate your support and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Neil L. Langberg
Neil L. Langberg
President

April 11, 2002

WHY TAX-FREE INVESTING CAN BE WORTHWHILE

The table below is based on the federal tax rates for 2002. To use this table, find your estimated taxable income to determine your federal tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 4.75% February tax-exempt distribution rate. For instance, a couple with a taxable income of $170,000 faces a federal tax rate of 30%. In this bracket, the fund's current 4.75% distribution rate would be equivalent to a return on a taxable fixed-income investment of 6.79%. Investors in the highest bracket (38.6%) would need a taxable distribution rate of 7.74% to equal the fund's tax-exempt distribution rate.

YOUR TAXABLE INCOME

SINGLE                  JOINT                   CURRENT 2002      THE FUND'S 4.75%
                                                FEDERAL TAX       TAX-FREE DISTRIBUTION
                                                RATE/1/           RATE IN FEBRUARY/2/
                                                                  IS EQUIVALENT TO A
                                                                  TAXABLE
                                                                  DISTRIBUTION RATE
                                                                  OF:

$0 - 6,000              $0 -12,000              10.0%             5.28%

6,001 -27,950           12,001 -46,700          15.0              5.59

27,951 -67,700          46,701 -112,850         27.0              6.51

67,701 -141,250         112,851 -171,950        30.0              6.79

141,251 - 307,050       171,951 - 307,050       35.0              7.31

Over 307,050            Over 307,050            38.6              7.74


/1/ The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
/2/ The fund's distribution rate in the Investment Highlights table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results, which will be affected by, among other things, interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions and fund expenses.


The Tax-Exempt Bond Fund of America, Inc.
Investment portfolio, February 28, 2002                                                       (unaudited)
[PIE CHART
Geographic
   Breakdown
                                                                  Texas           10.17%
                                                               Illinois            10.16
                                                             Washington             6.89
                                                               New York             5.44
                                                             California             5.12
                                                                Florida             4.76
                                                           Other states             50.6
                                                      Cash & short-term             6.86
[end pie chart]

[pie chart]
Quality ratings
Aaa/AAA 42.01%
Aa/AA 15.61
A/A 10.12
Baa/BBB 11.05
Below investment-grade 14.35
Cash & short-term equivalents 6.86
[end chart]
                                                                                  Principal        Market
                                                                                     amount         value
Fixed income securities - 93.14%                                                      (000)         (000)

Alabama  -  1.06%
Public School and College Auth., Capital Improvement Pool                          $   5,255   $     5,732
 Bonds, Series 2001-A, 5.625% 2015
Special Care Fac. Fncg. Auth. of the City of                                           9,000         9,029
 Huntsville - Carlton Cove, Retirement Fac. Rev. Bonds
 (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031
Jefferson County, Sewer Rev. Capital Improvement Warrants,                             2,865         2,840
 Series 1999A, FGIC Insured, 5.125% 2029
Health Care Auth. of Lauderdale County and the City of                                 1,150         1,256
 Florence, Coffee Health Group, Series 2000-A Bonds,
 MBIA Insured, 5.50% 2009
21st Century Auth., Tobacco Settlement Rev. Bonds:
 Series 2000, 5.75% 2020                                                               1,500         1,520
 Series 2001, 5.50% 2021                                                               6,000         5,876

Alaska  -  1.87%
Housing Fin. Corp.:
 Collateralized Bonds (Veterans Mortgage Program):
  Series 1992A-1, 6.75% 2032                                                           1,495         1,529
  Series A-1, 5.30% 2017                                                               6,740         6,867
Municipality of Anchorage:
 1995 G.O. Ref. General Purpose Bonds, Series B, FGIC                                  2,895         3,335
 Insured, 6.00% 2012
 Municipal Light & Power, Senior Lien Ref. Electric Rev.                               5,000         6,019
 Bonds, Series 1996, MBIA Insured,  6.50% 2014
North Slope Borough, G.O. Bonds, Series 1997A, MBIA                                   10,935         8,497
 Insured, 0% 2008
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds:
 Series 2000:
  5.60% 2010                                                                           1,000         1,057
  5.70% 2011                                                                           4,890         5,168
  5.80% 2012                                                                           4,785         5,056
 Series 2001, 5.375% 2021                                                              9,050         8,827


Arizona  -  0.35%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West),                             3,655         3,896
 Series 1999A, 6.125% 2009
State Transportation Board, Subordinated Highway Rev.                                  1,850         1,910
 Bonds, Series 1992B, 6.50% 2008 (Preref. 2002)
Industrial Dev. Auth. of the County of Maricopa, Health                                2,850         2,949
 Fac. Rev. Bonds (Catholic Healthcare West Project),
 1998 Series A, 5.25% 2006


Arkansas  -  0.04%
Dev. Fin. Auth., Tobacco Settlement Rev. Bonds                                         1,000           970
 (Biosciences Institutes and College of Public Health
 Projects), Series 2001, 5.125% 2028


California  -  5.12%
G.O. Bonds, 5.00% 2021                                                                 7,000         6,928
Educational Facs. Auth., Rev. Bonds, Stanford University,                              3,000         3,082
 Series N, 5.35% 2027
Housing Fin. Agcy., Single Family Mortgage Bonds, 1997
 Series C-4, Class I:
 5.10% 2007                                                                            1,445         1,546
 5.20% 2009                                                                            1,065         1,135
Statewide Communities Dev. Auth., Apartment Dev. Rev.                                  4,000         4,139
 Ref. Bonds (Irvine Apartment Communities, LP), Series
 1998A-3, 5.10% 2025 (Put 2010)
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev.                            1,460         1,517
 Bonds, Subordinated Series B, 5.85% 2015
Association of Bay Area Governments , Fin. Auth. For
 Nonprofit Corps., Ref. Rev. Cert. of Part.:
 (American Baptist Homes of the West Facs. Project),
 Series 1997B:
  5.50% 2007                                                                           1,210         1,184
  6.20% 2027                                                                           1,675         1,520
 (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                2,000         2,017
Bonita Canyon Public Facs. Fncg. Auth., Community Facs.                                2,500         2,373
 Dist. No. 98-1, Special Tax Bonds, Series 1998,
 5.375% 2028
Central Valley Fncg. Auth., Cogeneration Project Rev.                                  1,000         1,081
 Bonds (Carson Ice-Gen Project), Series 1993, 6.10% 2013
 (Preref. 2003)
County of El Dorado, Community Facs. Dist. No. 1992-1                                    985         1,017
 (El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special Tax                              2,000         2,144
 Bonds, Series 1999, 7.00% 2024
City of Fontana, Community Facs. Dist. No. 12 (Sierra                                  1,000         1,061
 Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine Limited Obligation Improvement Bonds:
 Assessment Dist. No. 94-13 (Oak Creek), Group One,                                    2,000         1,956
 5.50% 2022
 Assessment Dist. No. 94-13 (Oak Creek), Group Two,                                    1,250         1,288
 6.00% 2022
 Assessment Dist. No. 97-17 (Northwood), Group One,                                    1,500         1,546
 6.00% 2023
City of Long Beach:
 Aquarium of the Pacific, Rev. Bonds (Aquarium of the
 Pacific Project), 1995 Series A:
  6.10% 2010 (Preref. 2005)                                                            4,000         4,497
  6.125% 2015 (Preref. 2005)                                                           5,000         5,625
  6.125% 2023 (Preref. 2005)                                                          12,500        14,064
  MBIA Insured, 6.125% 2023 (Preref. 2005)                                             2,000         2,250
 Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the                               2,150         2,376
 Pacific Project), Series 2001, AMBAC Insured, 5.50% 2015
City of Los Angeles Regional Airports Improvement Corp.,
 Facs. Lease Ref. Rev. Bonds (L.A. Intl. Airport):
 Delta Air Lines, Inc., Issue of 1996, 6.35% 2025                                      2,500         2,226
 United Air Lines, Inc., Issue of 1992, 6.875% 2012                                    2,000         1,500
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. (Marina del
 Rey), 1993 Series A:
  6.25% 2003                                                                           2,400         2,476
  6.50% 2008                                                                           4,750         4,975
 Los Angeles Community College Dist., G.O. Bonds, 2001                                10,500        11,489
 Election, Series A, 5.50% 2016
County of Orange, Aliso Viejo Special Tax Bonds of
 Community Facs. Dist. No. 88-1, Series A of 1992:
 7.15% 2006 (Preref. 2002)                                                             2,000         2,094
 7.35% 2018 (Preref. 2002)                                                             2,000         2,095
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,                                   3,075         3,304
 Special Tax Bonds, Series 1999, 6.00% 2011
 North Central Roseville Community Facs. Dist. No. 1,
 Special Tax Ref. Bonds, Series 1999:
  5.30% 2007                                                                           2,795         2,939
  5.80% 2017                                                                           3,410         3,433
 Woodcreek West Community Facs. Dist. No. 1, Special                                   1,465         1,572
 Tax Bonds, Series 1999, 6.50% 2015
Sacramento Cogeneration Auth., Cogeneration Project Rev.
 Bonds (Procter & Gamble Project), 1995 Series:
 6.00% 2003                                                                            2,200         2,296
 6.375% 2010                                                                             500           536
 6.375% 2010 (Preref. 2005)                                                              500           574
County of Sacramento, Laguna Creek Ranch/Elliott Ranch                                   500           521
 Community Facs. Dist. No. 1, Improvement Area No. 2
 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021
County of San Bernardino Housing Auth., Multifamily Housing                            1,500         1,520
 Rev. Ref. Bonds (Equity Residential/Redlands Lawn &
 Tennis Apartments), Issue 1999A, 5.20% 2029 (Put 2009)
County of San Diego, Reassessment Dist. No. 97-1                                         995         1,031
 (4-S Ranch), Limited Obligation Improvement Bonds,
 6.25% 2012
San Marcos Public Facs. Auth., Ref. Rev. Bonds, Series                                 3,000         3,036
 1998, 5.80% 2027
San Marcos Unified School Dist., Community Facs. Dist.                                 1,000           953
 No. 5 (Rancho Carrillo), Series 1999 Special Tax Bonds,
 5.60% 2029
Community Facs. Dist. No. 99-1 (Talega) of the Santa                                   1,195         1,256
 Margarita Water Dist., Series 1999 Special Tax Bonds,
 6.10% 2014
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond
 Anticipation Notes (South Tahoe Redev. Project Area
 No. 1):
 Series 1999A, 7.30% 2007                                                              7,000         7,297
 Series 1999B, 7.30% 2007                                                              1,905         1,986
The Regents of the University of California, Various                                   2,000         2,035
 University of California Projects, 1993 Series A,
 5.50% 2021
Washington Township Health Care Dist., Rev. Bonds,                                     1,300         1,323
 Series 1999, 5.00% 2014


Colorado  -  4.22%
Health Facs. Auth., Hospital Rev. Bonds (PorterCare                                    3,800         3,981
 Adventist Health System Project), Series 2001,
 6.50% 2031
 Catholic Health Initiatives, Series 2001:
  5.50% 2014                                                                           3,000         3,146
  5.50% 2015                                                                           4,250         4,424
 PorterCare Adventist Health System Project, Series 2001,
 6.50% 2031
Housing and Fin. Auth.:
 Multi-family Housing Insured Mortgage Rev. Bonds:
  1982 Series A, 9.00% 2025                                                            1,515         1,519
  1997 Series C-3, 5.65% 2015                                                          1,300         1,301
 Single Family Housing Program Senior and
 Subordinate Bonds:
  1997 Series:
   A-3, 7.00% 2016                                                                     1,005         1,065
   B-3, 6.80% 2028                                                                       585           626
   C-3, 6.75% 2017                                                                       655           699
  1998 Series:
   B-3, 6.55% 2025                                                                     4,735         5,089
   D-3, 6.125% 2023                                                                    1,840         1,977
Arapahoe County, Capital Improvement Trust Fund
 Highway Rev. Bonds (E-470 Project):
 6.90% 2015 (Preref. 2005)                                                             2,500         2,918
 6.95% 2020 (Preref. 2005)                                                            17,500        20,455
City and County of Denver, Airport System Rev. Bonds,
 Series 1992A:
 7.25% 2025 (Preref. 2002)                                                             1,920         2,037
 7.25% 2025 (Preref. 2002)                                                            14,210        15,079
E-470 Public Highway Auth. Senior Rev. Bonds, Series                                   7,500           690
 2000B, (Capital Appreciation Bonds), 0% 2034
Eagle County, Bachelor Gulch Metropolitan Dist.,                                       3,400         3,543
 G.O. Bonds, Series 1999, 6.70% 2019
EagleBend Affordable Housing Corp., Multi-family Housing
 Project Rev. Ref. Bonds, Series 1997A:
 6.40% 2017                                                                            1,000           989
 6.45% 2021                                                                            2,175         2,139
EagleBend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds, Series 1998A:
 6.35% 2014                                                                            1,010         1,007
 6.63% 2039                                                                            2,000         1,934
Metropolitan Football Stadium Dist., Capital Appreciation
 Sales Tax Rev. Bonds, MBIA Insured:
 Series 1999A:
  0% 2008                                                                              2,675         2,125
  0% 2011                                                                              2,600         1,759
  0% 2012                                                                              4,700         3,013
 Series 1999B, 0% 2006                                                                 4,000         3,510
North Range Metropolitan Dist. No.1 (City of Commerce                                  3,775         3,709
 City), Adams County, Limited Tax G.O. Bonds, Series 2001,
 7.25% 2031
Northwest Parkway Public Highway Auth., Rev. Bonds,                                    2,800         2,872
 Series 2001D, 7.125% 2041
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree),                            5,415         5,370
 Rev. Bonds (Rampart Range Metropolitan Dist. No. 2
 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax                              7,310         7,333
 G.O. Bonds, Series 2001, 7.50% 2031


Connecticut  -  0.97%
G.O. Bonds, 2001 Series B, 5.375% 2016                                                 1,900         2,038
Dev. Auth., Pollution Control Rev. Ref. Bonds (The                                     5,025         5,136
 Connecticut Light and Power Co. Project), Series 1993A,
 5.85% 2028
Health and Educational Fac. Auth., Rev. Bonds, University                              1,800         1,847
 of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
 1996 Series A:/1/
 6.25% 2002 (Escrowed to Maturity)                                                     1,000         1,025
 6.375% 2004 (Escrowed to Maturity)                                                    1,985         2,191
 6.50% 2005 (Escrowed to Maturity)                                                     1,490         1,684
 6.40% 2011                                                                            2,025         2,154
 6.40% 2011 (Preref. 2007)                                                             2,470         2,883
Mohegan Tribe of Indians, Gaming Auth. Priority
 Distribution Payment, Public Improvement Bonds,
 Series 2001:
 5.375% 2011                                                                           1,000         1,005
 6.00% 2016                                                                            1,000         1,015
 6.25% 2021                                                                            1,500         1,534
 6.25% 2031                                                                            1,500         1,529


Delaware  -  0.04%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula                                 1,000         1,025
 United Methodist Homes, Inc. Issue), Series 1997A,
 6.00% 2009


District of Columbia  -  0.89%
G.O. Bonds:
 Series 1993A, AMBAC Insured, 5.875% 2005 (Escrowed                                    2,125         2,332
 to Maturity)
 Series 1993B-1, AMBAC Insured, 5.50% 2009                                             1,500         1,645
Convention Center Auth. (Washington, D.C.), Senior Lien                                5,750         5,347
 Dedicated Tax Rev. Bonds, Series 1998, AMBAC Insured,
 4.75% 2028
Hospital Rev. Ref. Bonds:
 Medlantic Healthcare Group, Inc. Issue, Series 1992B,                                 1,030         1,053
 6.50% 2002 (Escrowed to Maturity)
 Washington Hospital Center Issue, Series 1992A, 7.00%                                 1,170         1,223
  2005 (Preref. 2002)
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington Hospital
 Center Projects):
 Series 2001A, 6.40% 2031 (Put 2004)                                                   1,000         1,025
 Series 2001B, 6.625% 2031 (Put 2005)                                                  4,000         4,168
 Series 2001D, 6.875% 2031 (Put 2007)                                                  5,000         5,345


Florida  -  4.76%
Arbor Greene Community Dev. Dist. (City of Tampa,
 Hillsborough County), Special Assessment Rev. Bonds:
 Series 1996, 7.60% 2018                                                                 915           973
 Series 1998, 5.75% 2006                                                                 340           342
 Series 2000, 6.50% 2007                                                                 710           722
Capital Region Community Dev. Dist. (Tallahassee), Capital                             1,000         1,010
 Improvement Rev. Bonds, Series 2001A-2, 6.85% 2031
Championsgate Community Dev. Dist., Capital Improvement                                1,410         1,380
 Rev. Bonds, Series 1998B, 5.70% 2005
The Crossings at Fleming Island Community Dev. Dist.
 (Clay County), Special Assessment Bonds:
 Series 1995, 8.25% 2016 (Preref. 2005)                                                1,020         1,186
 Series 2000C, 7.10% 2030                                                              7,000         7,387
Fishhawk Community Dev. Dist. (Hillsborough County),                                   3,000         3,043
 Special Assessment Rev. Bonds, Series 2000, 6.65% 2007
Fleming Island Plantation Community Dev. Dist.                                         3,000         3,193
 (Clay County), Series 2000B (Long Term), 7.375% 2031
The Groves Community Dev. Dist. (Pasco County), Special                                1,125         1,135
 Assessment Rev. Bonds, Series 2000B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough County),                                 1,500         1,493
 Capital Improvement Rev. Bonds, Series 2001B, 6.35% 2010
Harbour Lake Estates Community Dev. Dist. (Miramar),                                   3,500         3,514
 Special Assessment Bonds,  Series 2001, 6.40% 2006
Heritage Harbor Community Dev. Dist. Rev. Bonds,                                       1,285         1,287
 Series B, 6.00%  2003
Heritage Isles Community Dev. Dist., Special Assessment                                1,000           999
 Rev. Bonds, 5.90% 2006
Heritage Palms Community Dev. Dist. (Fort Myers),
 Capital Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                                 680           677
 Series 1999, 6.25% 2004                                                               3,290         3,313
Heritage Pines Community Dev. Dist. (Pasco County),                                    2,325         2,297
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                                  1,575         1,586
 Capital Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lake Ashton Community Dev. Dist. (City of Lake Wales,
 Polk County), Capital Improvement Rev. Bonds:
 Series 2001A, 7.40% 2032                                                              1,000         1,014
 Series 2001B, 6.40% 2011                                                              2,750         2,756
Lake Powell Residential Golf Community Dev. Dist. (Bay                                 3,720         3,744
 County), Special Assessment Rev. Bonds, Series 2000B,
 7.00% 2010
Lakewood Ranch Community Dev. Dist. 5 (Manatee County),                                1,235         1,217
 Special Assessment Rev. Bonds, Series 2001B, 6.00% 2011
Lee County Industrial Dev. Auth., Healthcare Facs.
 Rev. Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida,
 Inc. Project):
  5.80% 2006                                                                           1,005         1,021
  6.25% 2017                                                                           5,550         5,109
 Series 1999A (Shell Point/Alliance Obligated Group,
 Shell Point Village Project):
  5.25% 2006                                                                           1,150         1,172
  5.50% 2010                                                                           1,500         1,505
  5.75% 2012                                                                           1,360         1,373
  5.75% 2013                                                                           1,840         1,842
  5.75% 2015                                                                           1,900         1,868
  5.50% 2021                                                                           1,550         1,414
  5.50%, 2029                                                                          7,750         6,876
Marshall Creek Community Dev. Dist. (St. Johns County),
 Special Assessment Bonds:
 Series 2000A, 7.65% 2032                                                              4,000         4,172
 Series 2000B, 6.75% 2007                                                              2,080         2,126
Meadow Pointe II, Community Dev. Dist. (Pasco County),
 Capital Improvement Rev. Bonds:
 Series 1998A, 5.25% 2003                                                                 60            60
 Series 1998B, 5.50% 2005                                                                465           464
Meadow Pointe III, Community Dev. Dist. (Pasco County),                                1,480         1,480
 Capital Improvement Rev. Bonds, Series 2001-1, 5.90% 2006
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref.                               5,495         5,992
 Bonds, Series 2001A, (Miami Children's Hospital Project),
 AMBAC Insured, 5.625% 2016
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993D,                                     500           511
 6.10% 2022
North Broward Hospital Dist., Improvement Rev. Bonds,                                  2,500         2,547
 Series 2001, 6.00% 2031
North Springs Improvement Dist. Special Assessment Bonds                                  35            35
 (Parkland Isles Project) Series 1997B, 6.25% 2005
Northern Palm Beach County Improvement Dist., Water
 Control and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                             910           980
  7.30% 2027                                                                           1,500         1,599
 Unit of Dev. No. 9B, Series 1999:
  5.85% 2013                                                                             950           969
  5.90% 2019                                                                           1,085         1,092
  6.00% 2029                                                                           1,100         1,104
City of Orlando, Special Assessment Rev. Bonds (Conroy
 Road Interchange Project), Series 1998A:
 5.50% 2010                                                                            1,000         1,006
 5.80% 2026                                                                            1,000           980
Palm Beach County, Health Facs. Auth. Retirement Community                             2,750         2,734
 Rev. Bonds (Adult Communities Total Services, Inc.
 Obligated Group), Series 1996, 5.625% 2020
River Ridge Community Dev. Dist. (Lee County), Capital                                   485           481
 Improvement Rev. Bonds, Series 1998, 5.75% 2008
Sampson Creek Community Dev. Dist. (St. Johns County),                                 2,750         2,803
 Capital Improvement Rev. Bonds, Series 2000A, 6.95% 2031
Stoneybrook West Community Dev. Dist. (City of Winter
 Garden, Orange County), Special Assessment Rev. Bonds:
 Series 2000A, 7.00% 2032                                                              1,775         1,815
 Series 2000B, 6.45% 2010                                                              1,950         1,980
University Place Community Development Dist.
 (Manatee County):
 Series 2001A, 7.00% 2032                                                              1,000         1,009
 Series 2001B, 6.10% 2007                                                              2,000         2,004
Urban Orlando Community Dev. Dist. (City of Orlando),
 Capital Improvement Rev. Bonds, Series 2001A:
 6.40% 2010                                                                            6,000         6,005
 6.95% 2033                                                                            4,000         3,982
Vista Lakes Community Dev. Dist. (City of Orlando),                                    1,375         1,383
 Capital Improvement Rev. Bonds, Series 2000B, 6.35% 2005
Waterlefe Community Dev. Dist. (Manatee County), Capital
 Improvement Rev. Bonds:
 Series 2001A, 6.95% 2031                                                                500           507
 Series 2001B, 6.25% 2010                                                              1,580         1,582


Georgia  -  2.16%
G.O. Bonds, Series 2001B, 5.25% 2016                                                  10,000        10,578
Municipal Electric Auth.:
 General Power Rev. Bonds, Series X, 6.50% 2012                                        1,215         1,388
 Project One Senior Bond, Fourth Crossover Series,                                     5,700         6,651
 MBIA Insured, 6.50% 2012
City of Atlanta:
 Airport Facs. Rev. Ref. Bonds, Series 1994A, AMBAC                                    1,000         1,151
 Insured, 6.50% 2009
 Fulco Hospital Auth., Rev. Anticipation Certificates,
 Georgia Baptist Health Care System Project:
  Series 1992A (Preref. 2002):
   6.40% 2007                                                                          1,000         1,044
   6.25% 2013                                                                          2,100         2,190
   6.375% 2022                                                                         1,595         1,664
  Series 1992B, 6.375% 2022 (Preref. 2002)                                               610           637
 Tax Allocation Bonds (Atlantic Station Project),
 Series 2001:
  7.75% 2014                                                                           3,000         2,944
  7.90% 2024                                                                          10,000         9,848
 Water and Wastewater Rev. Bonds, Series 1999,                                         8,500         9,245
 FGIC Insured, 5.50% 2022
Housing Auth. of the County of DeKalb,                                                 5,995         6,083
 Multi-family Housing Rev. Ref. Bonds
 (The Park at Briarcliff Apartments
 Project), Series 1998A, 4.55% 2028 (Put 2008)


Hawaii  -  0.43%
G.O. Bonds of 1997, Series CN, FGIC Insured,                                           3,000         3,159
 5.25% 2013
City and County of Honolulu:
 G.O. Bonds:
  Ref. and Improvement Series, 1993B:
   5.00% 2013                                                                          1,370         1,450
   5.00% 2013 (Escrowed to Maturity)                                                     630           676
  Series 2001A, FSA Insured, 5.375% 2012                                               2,000         2,172
 Wastewater System Rev. Bonds (First Bond
  Resolution), Senior Series 2001, AMBAC Insured:
  5.50% 2015                                                                           1,875         2,019
  5.50% 2016                                                                           1,000         1,071



Illinois  -  10.16%
G.O. Bonds, Illinois FIRST, Series of                                                  2,000         2,193
 May 2001, FSA Insured, 5.50% 2016
Build Illinois Bonds (Sales Tax Rev. Bonds),
 Illinois FIRST:
 Series of March 2001, 5.50% 2016                                                      3,000         3,213
 Series of June 2001:
  5.50% 2016                                                                           7,470         8,000
  5.50% 2017                                                                           8,000         8,511
 Series of September 2001:
  5.375% 2015                                                                          2,500         2,667
  5.375% 2016                                                                          1,500         1,591
Civic Center Bonds (Special State Obligation                                           6,500         7,514
  Bonds),Series 1991, AMBAC Insured, 6.25% 2020
Dev. Fin. Auth., Rev. Bonds, Series 1998A,                                             5,120         5,569
 (Provena Health), MBIA Insured, 5.50% 2010
Educational Facs. Auth., Rev. Bonds:
 MJH Education Assistance Illinois III LLC,                                            1,500         1,566
  Series 1999D, AMBAC Insured, 5.45% 2014
 Wesleyan University, Series 1993, 5.625% 2018                                         1,490         1,523
Health Facs. Auth.:
 Rev. Bonds:
  Advocate Health Care Network:
   Series 1998A:
    5.00% 2007                                                                           700           735
    5.00% 2007 (Escrowed to Maturity)                                                    920           994
    5.00% 2008                                                                           810           849
    5.00% 2008 (Escrowed to Maturity)                                                  1,060         1,145
    4.50% 2009                                                                           840           846
    4.50% 2009 (Preref. 2008)                                                          1,090         1,156
    4.625% 2010                                                                        1,310         1,318
    4.625% 2010 (Preref. 2008)                                                         1,690         1,805
   Series 1998B:
    4.875% 2013                                                                        2,130         2,132
    4.875% 2013 (Preref. 2008)                                                           330           358
    MBIA Insured, 5.25% 2018                                                           2,115         2,147
    MBIA Insured, 5.25% 2018 (Preref. 2008)                                              385           425
  Alexian Brothers Health System, Series 1999,
 FSA Insured:
   5.00% 2008                                                                          1,230         1,304
   5.25% 2012                                                                          6,960         7,343
   5.125% 2028                                                                         2,000         1,959
  Centegra Health System, Series 1998:
   5.50% 2008                                                                          1,640         1,727
   5.50% 2009                                                                          2,290         2,400
   5.50% 2010                                                                          2,440         2,541
   5.20% 2012                                                                          2,200         2,222
   5.25% 2013                                                                          2,430         2,441
   5.25% 2018                                                                          5,050         4,812
  The Children's Memorial Hospital, Series 1999A,
 AMBAC Insured:
   5.75% 2010                                                                          1,835         2,026
   5.75% 2011                                                                          1,690         1,854
  Covenant Retirement Communities, Inc.,                                               4,500         4,410
   Series 2001, 5.875% 2031
  Edward Hospital Obligated Group, Series 2001A,
 FSA Insured:
   5.50% 2012                                                                          2,545         2,767
   5.50% 2017                                                                          1,500         1,571
  Friendship Village of Schaumburg, Series 1997A,                                      4,675         3,934
 5.25% 2018
  Lutheran Senior Ministries Obligated Group -                                         2,000         2,018
 Lutheran Hillside Village Project, Series 2001A,
 7.375% 2031
  Northwestern Memorial Hospital, Series 1994A,                                        2,000         2,055
  6.00% 2024 OSF Healthcare System:
   Series 1993, 5.75% 2007                                                             5,760         6,017
   Series 1999, 6.25% 2019                                                             4,500         4,729
  Riverside Health System, Series 2000, 6.85% 2029                                     2,500         2,681
  Sherman Health Systems, Series 1997,                                                 2,595         2,774
   AMBAC Insured, 5.50% 2010
  Hospital Sisters Services, Inc. -                                                    4,000         4,310
 Obligated Group,
 Series 1998A, MBIA Insured, 5.25% 2008
  University of Chicago Hospitals and                                                  2,070         2,148
 Health System,
 Series 2001, MBIA Insured, 5.375% 2017
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997A:
   5.50% 2008                                                                          1,000         1,076
   5.80% 2016                                                                          8,000         8,323
  Edward Hospital Project, Series 1993A:
   5.75%  2009                                                                         1,550         1,611
   6.00% 2019                                                                          1,435         1,457
  Fairview Obligated General Project,
 1995 Series A:
   6.50% 2006                                                                            770           796
   7.40% 2023                                                                          3,000         3,015
 Rev. and Rev. Ref. Bonds:
  Evangelical  Hospitals Corp., Series C,                                              4,000         4,610
 6.25% 2022 (Escrowed to Maturity)
  Lutheran General Health, Series C, 6.00% 2018                                        2,705         2,844
Housing Dev. Auth., Multi-family Housing Bonds,                                        1,490         1,529
 1992 Series A, 7.00% 2010
Metropolitan Pier and Exposition Auth.,
 McCormick Place Expansion Project Bonds:
 Series 1992A, 6.50% 2027 (Preref. 2003)                                               3,910         4,230
 Ref. Bonds, Series 1996A, MBIA Insured, 0% 2024                                       5,000         1,445
City of Chicago:
 G.O. Bonds, Series 1999, FGIC Insured:
  City Colleges of Chicago Capital Improvement                                         7,700         3,835
 Project, 0% 2016
  Emergency Telephone System, Ref. Bonds,                                              2,000         2,093
 5.25% 2020
 Chicago O'Hare International Airport:
  Rev. Ref.  Senior Lien Bonds, Series 1993 A,                                         5,815         6,089
 MBIA-IBC Insured, 5.00% 2012
  Special Fac. Rev. Ref. Bonds:
   Series 1994 (American Airlines, Inc. Project)                                       2,750         2,695
 8.20% 2024
   Series 1999A (United Air Lines, Inc. Project)                                      13,355         6,677
 5.35% 2016
 Metropolitan Water Reclamation Dist. of Greater
 Chicago, Cook County, G.O. Bonds:
  Capital Improvement Bonds:
   Series of March 1993, 5.25% 2010                                                    2,275         2,524
   Series B 5.25% 2004                                                                 5,000         5,390
  Ref. Bonds, Series B 5.30% 2005                                                      5,325         5,794
 School Reform Board of Trustees of the Board of
 Education of the City of Chicago:
  Unlimited Tax G.O. Bonds, AMBAC Insured:
   Series 1997, 6.75% 2012                                                             1,000         1,214
   Series 1997A, 0% 2011                                                               2,745         1,766
  Dedicated Tax Rev., G.O. Bonds, AMBAC Insured,
 Series 1997A:
   0% 2014                                                                             7,085         3,797
   0% 2015                                                                             3,245         1,634
  Series 1998B, FGIC Insured, 0% 2014                                                  2,000         1,072
 Skyway Toll Bridge Ref. Rev. Bonds, Series 1994
 (Preref. 2004):
  6.50% 2010                                                                           9,750        10,692
  6.75% 2014                                                                           4,500         4,955
 Tax Increment Allocation Bonds (Central Loop Redev.
 Project), Capital Appreciation Bonds, Series 2000A,
 AMBAC Insured:
  0% 2007                                                                              7,000         5,622
  0% 2008                                                                              7,000         5,345
 Water Rev. Bonds, Series 1997, FGIC Insured, 0% 2014                                  3,500         1,902
County of Cook, G.O. Capital Improvement Bonds:
 Series 1996, FGIC Insured, 6.50% 2011                                                 4,000         4,750
 Series 2002 C, AMBAC Insured, 5.00% 2025                                              3,000         2,911
Regional Transportation Auth., Cook, Du Page,                                          4,500         5,985
 Kane, Lake, McHenry and Will Counties,
 G.O. Bonds, Series 1994D, FGIC Insured, 7.75% 2019
Township High School Dist. Number 205, Cook County                                     4,730         3,619
 (Thornton), G.O. Limited Capital Appreciation Bonds,
 Series 1998D, FSA Insured, 0% 2008
University of Illinois, Cert. of Part., Series A,                                      3,530         3,731
 AMBAC Insured, 5.375% 2015


Indiana  -  3.66%
State Dev. Fin. Auth.:
 Pollution Control Rev. Bonds (Inland Steel Co.                                        2,500           475
 Project No. 12), 6.85% 2012
 Rev. Ref. Bonds, Exempt Fac.-Inland Steel,                                            4,000           560
 5.75% 2011
Educational Facs. Auth., Educational Facs. Rev. Bonds                                  1,000         1,033
 (University of Evansville Project), Series 1996,
 5.25% 2005
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group:
  Series 1997D, 5.00% 2026 (Preref. 2007)                                             14,685        15,520
  Series 1999D, 5.25% 2016                                                             3,000         3,058
 Clarian Health Partners, Inc., Series 1996A:
  MBIA Insured, 5.25% 2008                                                             1,700         1,825
  MBIA Insured, 5.50% 2016                                                             4,000         4,153
  5.50% 2016                                                                          10,250        10,461
 Holy Cross Health System Corp., Series 1998,                                          7,095         7,590
 MBIA Insured, 5.375% 2010
 The Methodist Hospitals, Inc., Series 2001,                                           2,000         1,975
  5.50% 2031
 Sisters of St. Francis Health Services, Inc.                                          1,000         1,067
 Project, Series 1997A, MBIA Insured, 5.00% 2008
Housing Fin. Auth., Single Family Mortgage                                             1,275         1,309
 Ref. Rev. Bonds, 1992 Series A, 6.75% 2010
State Office Building Commission, Correctional                                         8,490         9,933
 Facs. Program Rev. Bonds, Series  1995B,
 AMBAC Insured, 6.25% 2012
State Revolving Fund Program Bonds,
 Series 2001A:
 5.375% 2013                                                                           2,000         2,178
 5.375% 2014                                                                           2,000         2,173
 5.375% 2015                                                                           4,000         4,311
 5.375% 2015                                                                           2,250         2,425
Transportation Fin. Auth., Airport Facs.
 Lease Rev. Bonds, Series A:
 6.50% 2007                                                                            1,000         1,047
 6.50% 2007 (Preref. 2002)                                                             3,755         3,958
 6.75% 2011 (Preref. 2002)                                                             2,400         2,534
Boone County Hospital Association, Lease Rev.                                          1,255         1,319
 Bonds, Series 2001, FGIC Insured, 5.00% 2010
City of East Chicago, Pollution Control                                                3,000           420
 Rev. Ref. Bonds, Inland Steel Co.
 Project No. 11, Series 1994, 7.125% 2007
 Hospital Auth. of the City of Fort Wayne,
 Rev. Bonds (Parkview Memorial Hospital Inc.
 Project), Series 1992:
 6.375% 2013 (Preref. 2002)                                                            4,000         4,219
 6.40% 2022 (Preref. 2002)                                                             2,000         2,110
Marion County, Convention and Recreational                                             3,370         3,611
 Facs. Auth., Excise Taxes Lease Rental Rev.
 Ref. Senior Bonds, Series 2001A, MBIA Insured,
 5.50% 2015
The Trustees of Purdue University, Purdue                                              1,250         1,331
 University Student Fee Bonds, Series R,
 5.375% 2015



Iowa  -  1.14%
Fin. Auth.:
 Econ. Dev. Rev. Bonds (Foundation for                                                 1,500         1,564
 Affordable Housing Project), Series 2000A,
  FNMA Insured, 5.65% 2033 (Put 2013)
 Hospital Rev. Bonds (Mercy Medical Center
 Project), Series 1999, FSA Insured:
  5.50% 2011                                                                           1,420         1,539
  5.60% 2012                                                                           1,375         1,488
 Rev. and Ref. Bonds:
  Mercy Health Services Obligated Group,                                                 590           627
 1997 Series V, 5.00% 2010 (Escrowed to Maturity)
  Trinity Health Credit Group, Series 2000B,                                           5,000         5,344
  AMBAC Insured, 6.00% 2027
 Rev. Bonds (Catholic Health Initiatives),                                             3,000         3,164
 Series 2000A, 6.00% 2018
 Single Family Mortgage Bonds, 1997 Series F,                                          1,760         1,814
 5.55% 2016 Polk County, Catholic Health
 Initiatives,  Rev. Bonds, Series 1997A:
 5.50% 2007                                                                            1,520         1,644
 5.125% 2011                                                                           1,500         1,557
 5.125% 2012                                                                           3,170         3,274
Tobacco Settlement Auth., Asset-Backed Bonds,
 Series 2001B:
 5.50% 2012                                                                            3,000         3,098
 5.50% 2014                                                                            3,000         3,050


Kentucky  -  1.11%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare,
 Inc.), MBIA Insured, Series 2000A:
  6.50% 2020                                                                           8,500         8,765
  6.625% 2028                                                                          5,500         5,673
 Hospital System Ref. and Improvement Rev. Bonds
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                           1,540         1,491
  5.60% 2008                                                                             630           579
  5.60% 2009                                                                           3,305         2,989
  5.70% 2010                                                                             490           439
  5.75% 2011                                                                           2,190         1,936
  5.85% 2017                                                                           2,000         1,666
City of Ashland, Pollution Control Ref.                                                3,750         3,969
 Rev. Bonds, Series 1999 (Ashland Inc. Project),
 5.70% 2009


Louisiana  -  4.59%
Health Education Auth. (Lambeth House Project):
 Rev. Bonds, Series 1996, 9.00% 2026                                                   9,000        11,406
 (Preref. 2006)
 Rev. Ref. Bonds, Series 1998A:
  5.50% 2010                                                                           3,505         3,249
  6.15% 2018                                                                           2,000         1,810
  6.20% 2028                                                                           3,950         3,415
Local Government Environmental Facs. And                                              11,500        13,761
 Community Dev. Auth., Rev. Bonds, Capital
 Project and Equipment Acquisition Program),
 Series 2000A, AMBAC Insured, 6.30% 2030
Public Facs. Auth., Hospital Rev. Ref. Bonds
 (Franciscan Missionaries of Our Lady Health
 System Project), Series 1998A, FSA Insured:
 5.75% 2014                                                                            3,495         3,910
 5.75% 2015                                                                            3,825         4,274
 5.75% 2018                                                                            4,000         4,396
Jefferson Parish Hospital Services:
 Dist. No. 1 Parish of Jefferson (West Jefferson
 Medical Center), Hospital Rev. Bonds, Series 1998A,
 FSA Insured:
  5.25% 2011                                                                           2,070         2,198
  5.25% 2012                                                                           1,930         2,037
 Dist. No. 2, Parish of Jefferson, Hospital Rev.                                       2,000         2,142
 Bonds, Series 1998A, FSA Insured, 5.25% 2011
Lake Charles Harbor and Terminal Dist., Port                                          24,000        25,250
 Facs. Rev. Ref. Bonds (Trunkline LNG Co. Project),
 Series 1992, 7.75% 2022
Parish of Morehouse, Pollution Control Rev. Ref.                                       5,000         5,026
 Bonds, 2001 Series A, 5.25% 2013
Tobacco Settlement Auth., Asset-Backed Bonds,                                         15,000        14,714
 Series 2001B, 5.50% 2030
Parish of West Feliciana, Pollution Control Rev.
 Bonds (Gulf States Utilities Co. Project):
 Entergy Gulf States, Inc. Project, Series 1999A,                                     13,500        14,004
 5.65% 2028 (Put 2004)
 Series 1990, 9.00% 2015                                                               2,000         2,035



Maine  -  0.23%
Health and Higher Educational Facs. Auth.,
 Rev. Bonds, Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                            3,000         3,083
 7.55% 2029                                                                            2,575         2,618


Maryland  -  1.12%
Community Dev. Administration, Dept. of Housing                                        5,815         6,162
 and Community Dev., Single Family Program Bonds,
 1997 First Series, 5.25% 2005
Health and Higher Educational Facs. Auth.:
 First Mortgage Rev. Bonds, PUMH of Maryland,                                          2,400         2,380
 Inc. Issue (Heron Point of Chestertown),
 Series 1998A, 5.75% 2019
 Rev. Bonds, Howard County General Hospital Issue,
 Series 1993 (Escrowed to Maturity):
  5.50% 2013                                                                           2,000         2,131
  5.50% 2021                                                                           1,225         1,279
Anne Arundel County:
 Econ. Dev. Corp., Rev. Bonds (Golf                                                    2,200         2,210
 Course System), Series 2001, 8.25% 2028
 Special Obligation Bonds:
  Arundel Mills Project, Series 1999,                                                  5,750         6,165
 7.10% 2029
  National Business Park Project, Series 2000,                                         1,000         1,075
 7.375% 2028
Calvert County, Econ. Dev. Rev. Bonds                                                  2,500         2,930
 (Asbury-Solomons Island Fac.),
Series 1995, 8.625% 2024 (Preref. 2005)
Frederick County, Special Obligation Bonds                                             2,500         2,546
 (Urbana Community Dev. Auth.),
  Series 1998, 6.625% 2025
Prince George's County, Hospital Rev. Bonds,                                             750           780
 Dimensions Health Corp. Issue, Series 1992,
 7.25% 2017 (Preref. 2002)



Massachusetts  -  0.73%
G.O. Bonds, Consolidated Loan of 2001, Series D,                                       2,000         2,234
 MBIA Insured, 5.50% 2012
Massachusetts Bay Transportation Auth., General                                        5,000         5,796
 Transportation System Bonds, 1994 Series A Ref.
 Bonds, 7.00% 2007
Health and Educational Facs. Auth.Rev. Bonds:
 Massachusetts Institute of Technology Issue,
 Series K:
  5.375% 2017                                                                          1,000         1,089
  5.50% 2022                                                                           2,000         2,176
 Partners HealthCare System Issue, Series C:
  6.00% 2015                                                                           1,335         1,442
  6.00% 2016                                                                           1,520         1,631
Municipal Wholesale Electric Company, Power                                            2,000         2,104
 Supply Project Revenue Bonds, Nuclear Project
 No.4 Issue, MBIA Insured, 5.25% 2015
The New England Loan Marketing Corp., Student                                          1,500         1,522
 Loan Ref. Bonds, 1993 Series G, 5.20% 2002


Michigan  -  4.49%
Building Auth., 2001 Rev. Ref. Bonds, Series I                                         3,000         3,229
 (Facs. Program), 5.50% 2016
Hospital Fin. Auth.:
 Hospital Rev. Bonds:
  The Detroit Medical Center Obligated Group,
 Series 1998A:
   5.00% 2013                                                                          1,000           897
   5.00% 2014                                                                          1,525         1,347
   5.25% 2028                                                                          3,000         2,399
  Henry Ford Health System, Series 1999A:
   5.70% 2011                                                                          2,985         3,196
   5.80% 2012                                                                          1,075         1,151
  Spectrum Health:
   Series 2001A, 5.50% 2014                                                            1,000         1,055
   Series 2001B, 5.50% 2017                                                            1,100         1,136
 Hospital Rev. Ref. Bonds:
  Daughters of Charity, National Health System,                                          970         1,034
 5.50% 2005 (Escrowed to Maturity)
  The Detroit Medical Center Obligated Group:
   Series 1993A, 6.375% 2009                                                           2,000         2,035
   Series 1993B, AMBAC Insured, 5.00% 2006                                             1,000         1,058
  Genesys Health System Obligated Group, Series 1995A:
   7.10% 2002 (Escrowed to Maturity)                                                     285           295
   7.20% 2003 (Escrowed to Maturity)                                                   1,000         1,082
   8.00% 2005 (Escrowed to Maturity)                                                   8,880        10,472
   8.10% 2013 (Preref. 2005)                                                           5,000         6,003
   8.125% 2021 (Preref. 2005)                                                          4,500         5,407
   7.50% 2027 (Preref. 2005)                                                           4,520         5,255
  Hackley Hospital Obligated Group, Series 1998A:
   5.00% 2008                                                                          1,215         1,216
   5.30% 2013                                                                          2,400         2,336
  McLaren Obligated Group, Series 1993A, 5.375% 2013                                   2,985         3,019
  Pontiac Osteopathic, Series 1994A:
   5.375% 2006                                                                           695           688
   6.00% 2014                                                                          1,000           947
   6.00% 2024                                                                          4,775         4,186
  Sinai Hospital of Greater Detroit, Series 1995:
   6.00% 2008                                                                          2,000         2,021
   6.625% 2016                                                                         2,010         2,019
  Sparrow Obligated Group, Series 2001:
   5.25% 2010                                                                          1,000         1,038
   5.25% 2011                                                                          1,285         1,327
 Variable Rate Rev. Bonds (Ascension Health Credit Group):
  Series 1999B-3, 5.30% 2033 (Put 2006)                                                5,625         5,966
  Series 1999B-4, 5.375% 2033 (Put 2007)                                               3,000         3,179
Housing Dev. Auth., Rental Housing Rev. Bonds 1994,                                    1,600         1,637
 Series A, 6.20%  2003
Municipal Bond Auth., Public School Academy Facs. Program
 Special Obligation Rev. Bonds:
 Detroit Academy of Arts and Sciences Project,
 Series 2001A:
  7.90% 2021                                                                           1,000         1,045
  8.00% 2031                                                                           1,000         1,049
 YMCA Service Learning Academy Project, Series 2001,                                   4,150         4,281
 7.75% 2031
State Revolving Fund Rev. Bonds, Clean Water Revolving                                 5,000         5,252
 Fund Rev. Bonds, Series 2001, 5.25% 2016
Strategic Fund, Limited Obligation Ref. Rev. Bonds                                     1,000         1,040
(Detroit Edison Co. Pollution Control Bonds Project),
 Series 1995CC, AMBAC Insured, 4.85% 2030 (Put 2011)
Trunk Line Fund Bonds, Series 2001A, 5.50% 2015                                        4,000         4,329
City of Detroit:
 G.O. Rev. Bonds (Unlimited Tax), Series 1995B:
  7.00% 2004                                                                           2,500         2,723
  6.25% 2008                                                                           1,730         1,855
  6.25% 2009                                                                           1,195         1,273
  6.25% 2010                                                                           1,250         1,327
 Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No.                               2,900         3,324
 1 Projects), Series 1996C, 6.20% 2017 (Preref. 2006)
 School Dist. of the City of Detroit, Wayne County,                                    1,955         2,042
 School Building and Site Improvement Ref. Bonds,
 Series 1998C, FGIC Insured, 5.25% 2025
City of Flint, Hospital Building Auth. (Hurley Medical
 Center):
 Rev. Ref. Bonds, Series 1998A, 5.25% 2016                                             1,250         1,166
 Rev. Rental Bonds, Series 1998B, 5.375% 2028                                          1,000           878
City of Royal Oak, Hospital Fncg. Auth., Hospital Rev.                                 3,000         3,008
 Ref. Bonds (William Beaumont Hospital), Series 1993G,
 5.25% 2019


Minnesota  -  0.06%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                      1,390         1,447
 1994 Series E, 5.60% 2013


Mississippi  -  0.34%
Development Bank, Special Obligation Bonds (Capital                                    7,500         7,423
Projects and Equipment Acquisition Program), Series 2001A,
 AMBAC Insured, 5.00% 2031
Hospital Equipment and Facs. Auth., Rev. Bonds, Series                                 1,000         1,023
 2000 (Forrest County General Hospital Project), FSA
 Insured, 5.50% 2027


Nebraska  -  0.01%
City of Kearney, Industrial Dev. Rev. Bonds (The Great                                 2,750           323
 Platte River Road Memorial Foundation Project),
 Series 1998, 6.75% 2028


Nevada  -  2.22%
Housing Division, Single Family Mortgage Bonds,                                          720           724
 1999 Series A-1, 4.75% 2012
Clark County:
 G.O. (Limited Tax) Bond Banks Bonds, Series 2001,                                     3,000         3,214
 FGIC Insured, 5.50% 2016
 Special Improvement Dist. No. 121 (Southern Highlands
 Area), Local Improvement Bonds, Series 1999:
  7.00% 2009                                                                           2,500         2,655
  7.50% 2019                                                                          14,000        14,889
 Special Improvement Dist. No. 132 (Summerlin South Area                               2,235         2,276
(Villages 15A and 18)), Local Improvement Bonds,
 Series 2001, 6.75% 2021
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West),                                    7,000         6,271
 1998 Series A, 5.375% 2026
 Local Improvement Dist. No. T-4C (Green Valley
 Properties), Limited Obligation Ref. Bonds,
 1999 Series A:
  5.65% 2009                                                                           1,495         1,529
  5.75% 2013                                                                           3,990         3,918
  5.90% 2018                                                                           2,990         2,906
City of Las Vegas:
 G.O. (Limited Tax) Sewer and Flood Control Bonds,                                     2,855         3,043
 Series 2001, FGIC Insured, 5.375% 2015
 Special Improvement Dist. No. 808 (Summerlin Area),
 Local Improvement Bonds, Series 2001:
  6.00% 2010                                                                           1,000         1,016
  6.375% 2014                                                                          2,080         2,122
  6.75% 2021                                                                           4,500         4,583
Las Vegas Monorail Project Rev. Capital Appreciation                                   3,545         2,532
 Bonds, 1st Tier Series 2000, AMBAC Insured, 0% 2010
Truckee Meadows Water Auth., Water Rev. Bonds,                                         3,105         3,328
 Series 2001A, FSA Insured, 5.50% 2016


New Hampshire  -  0.04%
Health and Education Facs. Auth., Exeter Hospital                                      1,000         1,001
 Obligated Group Issue, Series 2001A, 5.75% 2031


New Jersey  -  2.15%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
 Improvement Dist. Project (City of Elizabeth),
 Series 1998A:
  6.375% 2018                                                                          1,000         1,121
  6.375% 2031                                                                          6,500         7,286
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project, Series 1995A, 9.25% 2025                                 7,000         8,339
 (Preref. 2005)
  Winchester Gardens at Ward Homestead Project,
 Series 1996A:
   8.50% 2016                                                                          4,000         4,288
   8.625% 2025                                                                         3,500         3,743
 First Mortgage Rev. Ref. Bonds (Fellowship Village
 Project), Series 1998A:
  4.95% 2005                                                                           1,230         1,251
  5.50% 2018                                                                           2,295         2,185
  Tax-Exempt Term Bonds, 5.50% 2025                                                    3,000         2,762
 Retirement Community Rev. Bonds:
  Cedar Crest Village, Inc. Fac., Series A, 7.25% 2031                                 9,000         8,827
  Seabrook Village, Inc. Fac., Series 2000A, 8.25% 2030                                6,000         6,342
Housing and Mortgage Fin. Agcy., Section 8 Bonds,
 1991 Series A:
 6.80% 2005                                                                            2,570         2,625
 6.85% 2006                                                                            2,500         2,554
Gloucester County Improvement Auth., Solid Waste Resource                              1,585         1,763
 Recovery Rev. Ref. Bonds (Waste Management, Inc.
 Project), Series 1999A, 6.85% 2029 (Put 2009)

New Mexico  -  0.17%
Supplemental Severance Tax Bonds, Series 2002A,                                        3,945         4,120
 5.00% 2010


New York  -  5.44%
Dormitory Auth.:
 Center for Nursing/Rehabilitation, Inc. Rev. Bonds,                                   2,100         2,216
 FHA Insured, 5.45% 2017
 City University System Consolidated Third General                                     2,000         2,222
 Resolution Rev. Bonds, 1998 Series 2, AMBAC Insured,
 5.50% 2008
 Edgar Health Care Center (Nursing Home) Rev. Bonds,                                   2,375         2,437
 FHA Insured, 4.90% 2013
 Mental Health Services Facs. Improvement Rev. Bonds:
  Series 1997A, 6.00% 2007                                                             1,750         1,965
  Series 1997B:
   6.00% 2007                                                                          2,490         2,796
   6.00% 2007 (Preref. 2007)                                                              10            12
   5.60% 2008                                                                          1,300         1,433
  Series 1998B:
   5.375% 2009                                                                         1,270         1,390
   5.00% 2010                                                                          1,495         1,596
   5.00% 2010                                                                          1,530         1,633
  Series 1998C, 5.00% 2010                                                             1,760         1,878
 Secured Hospital:
  Rev. Bonds (Interfaith Medical Center), Series 1998D,                                2,000         2,156
 5.25% 2007
  Rev. Ref. Bonds:
   Bronx-Lebanon Hospital Center, Series 1998E,                                        8,520         8,902
 MBIA Insured, 5.20% 2014
   Brookdale Hospital, Series 1998J, 5.125% 2009                                       2,500         2,675
 St. Luke's-Roosevelt Hospital Center, Mortgage Hospital                               5,000         5,276
 Rev. Bonds, Series 2000A, FHA Insured, 5.75% 2021
 State University Educational Facs.:
  Rev. Bonds:
   Series 1990B, 7.50% 2011                                                            1,160         1,385
   Series 1990B, 7.50% 2011 (Preref. 2010)                                               560           706
   Series 1997, 6.00% 2007                                                             3,000         3,377
  Rev. Ref. Bonds, Series 1990A, 7.50% 2013                                            3,500         4,479
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City),                                              3,000         3,331
 1996 Series A Ref., 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds,                                          1,750         1,870
 Series 1997C, 5.20% 2010
Local Government Assistance Corp.:
 Series 1991C, Capital Appreciation Bonds, 0% 2005                                     5,000         4,600
 Series 1991D:
  7.00% 2011 (Preref. 2002)                                                            2,000         2,050
  6.75% 2021 (Preref. 2002)                                                            1,350         1,384
State Medical Care Facs. Fin. Agcy.:
 Hospital Insured Mortgage Rev. Bonds, 1994 Series A,
 FHA Insured:
  5.10% 2010                                                                           1,845         1,956
  5.25% 2014                                                                           5,000         5,225
 Mental Health Services Facs. Improvement Rev. Bonds,                                  1,000         1,002
 1993 Series D, 5.25% 2023
 St. Luke's-Roosevelt Hospital Center, FHA Insured                                    12,005        12,847
 Mortgage Rev. Bonds, 1993 Series A, 5.60% 2013
Thruway Auth., Local Highway and Bridge Service Contract                               2,500         2,649
 Bonds, Series 2001, 5.25% 2015
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds:
 Ref. Series 1993A, 5.30% 2005                                                         1,800         1,924
 Series 7, 5.25% 2009                                                                  1,375         1,480
Castle Rest Residential Health Care Fac., FHA Insured,                                 1,700         1,736
 Mortgage Rev. Bonds, Series 1997A, 5.60% 2017
City of New York:
 G.O. Bonds:
  Fiscal 1992 Series C, 6.50% 2004 (Preref. 2002)                                        470           487
  Fiscal 1995 Series F:
   6.60% 2010 (Preref. 2005)                                                           2,000         2,260
   6.625% 2025 (Preref. 2005)                                                          1,500         1,696
  Fiscal 1996 Series E, 6.50% 2006                                                     3,000         3,346
  Fiscal 2001 Series F:
   5.00% 2010                                                                          1,500         1,572
   5.25% 2011                                                                          6,260         6,654
  Fiscal 2001 Series H, 5.25% 2016                                                     3,510         3,613
  Fiscal 2002 Series B, 5.50% 2012                                                     7,810         8,411
 Transitional Fin. Auth., Future Tax Secured Bonds:
  Fiscal 1998 Series A, 5.00% 2027                                                     1,500         1,476
  Fiscal 1998 Series B, 4.50% 2027                                                     5,000         4,488
  Fiscal 1998 Series C, 5.00% 2018                                                     2,000         2,025
  Fiscal 2001 Series C, 5.375% 2015                                                    2,000         2,148
Suffolk County Industrial Dev. Agcy., Continuing Care                                  2,000         2,016
 Retirement Community Rev. Bonds (Peconic Landing at
 Southhold, Inc. Project), Series 2000, 8.00% 2030
Triborough Bridge and Tunnel Auth., General
 Purpose Rev. Bonds:

 Series 2001A, 5.25% 2016                                                              2,500         2,638
 Series Y, 6.00% 2012                                                                  1,000         1,152


North Carolina  -  2.32%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  6.00% 2006                                                                           3,120         3,346
  7.25% 2007                                                                           5,425         6,118
  7.00% 2008                                                                          10,720        12,094
  6.125% 2009                                                                          2,000         2,165
  6.00% 2022                                                                           2,000         2,056
  6.00% 2026                                                                           1,990         2,038
  MBIA Insured, 6.00% 2026                                                             2,500         2,859
 Series 1993C, 5.00% 2021                                                              2,300         2,093
 Ref. Series 1999B:
  5.55% 2014                                                                           1,800         1,831
  5.60% 2015                                                                           2,500         2,536
  5.65% 2016                                                                           2,000         2,022
  5.70% 2017                                                                           4,775         4,814
 Series 1999D, 6.75% 2026                                                              3,500         3,725
Municipal Power Agcy. Number One (Catawba Electric
 Rev. Bonds):
 Series 1992, 6.25% 2017                                                               2,000         2,091
 Series 1999A, MBIA Insured, 6.00% 2008                                                3,935         4,405
County of Catawba, Hospital Ref. Rev. Bonds (Catawba                                   1,000         1,041
 Memorial Hospital Project), Series 1999, AMBAC Insured,
 4.60% 2010
County of New Hanover, Hospital Rev. Bonds (New Hanover                                1,995         2,152
 Regional Medical Center Project), Series 1999,
 MBIA Insured, 5.25% 2011


Ohio  -  0.43%
Pollution Control Dev. Auth, Water Loan Rev. Bonds,                                    2,000         2,130
 Series 2002, 5.25% 2015
County of Knox, Hospital Facs. Ref. Rev. Bonds,                                        2,175         2,263
 Series 1998 (Knox Community Hospital), Asset Guaranty
 Insured, 4.60% 2007
County of Lorain, Health Care Facs. Rev. Ref. Bonds                                    2,000         1,758
 (Kendal at Oberlin), Series 1998A, 5.25% 2021
County of Montgomery, Hospital Facs. Rev. Bonds                                        1,000         1,050
 (Kettering Medical Center Network Obligated Group),
 Series 1999, 6.75% 2022
County of Richland, Hospital Facs. Rev. Improvement Bonds
 (MedCentral Health System Obligated Group), Series 2000B:
 6.375% 2022                                                                           1,250         1,313
 6.375%  2030                                                                          2,000         2,089


Oklahoma  -  0.45%
Health System Rev. Bonds, Baptist Medicine Center of                                   2,500         2,744
 Oklahoma, Series 1995C, AMBAC Insured, 6.375% 2009
Industrial Auth., Health System Rev. Ref. Bonds (Obligated                             2,500         2,807
 Group consisting of INTEGRIS Baptist Medical Center, Inc.,
 INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS
 Rural Health, Inc.), AMBAC Insured, 6.00% 2009
Industries Auth., Health Facs. Rev. Ref. Bonds (Sisters                                2,505         2,531
 of Mercy Health System, St. Louis, Inc.), Series 1993A,
 5.00% 2013
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds,                                  3,000         3,035
 St. John Medical Center Project, Series 1996, 5.375% 2017


Oregon  -  0.89%
City of Klamath Falls, Electric Rev. Ref. Bonds
 (Klamath Cogeneration Project), Series 1999:
 5.75% 2013                                                                            3,000         3,096
 5.875% 2016                                                                           3,500         3,551
 6.00% 2025                                                                           15,290        15,403


Pennsylvania  -  4.59%
Convention Center Auth., Ref. Rev. Bonds, 1994 Series A,                               6,370         6,733
 6.25% 2004
Higher Educational Facs. Auth.:
 Rev. Bonds (Thomas Jefferson University), 1992 Series A:
  MBIA Insured, 6.625% 2009                                                              375           391
  6.625% 2009 (Preref. 2002)                                                             875           913
 UPMC Health System Rev. Bonds, Series 1999A,                                          2,000         2,132
 FSA Insured, 5.00% 2009
Housing Fin. Agcy., Rental House Ref. Bonds, FNMA Insured:
 Issue 1992, 6.50% 2023                                                                2,000         2,058
 Issue 1993, 5.80% 2018                                                                1,000         1,026
Housing Fin. Auth., Single Family Mortgage Rev. Bonds,                                 1,000         1,025
 Series 1992-33, 6.85% 2009
Allegheny County, Cert. of Part. (ACJCT Fac. Holdings                                  2,150         2,152
 L.P.), AMBAC Insured, 5.00% 2019
Allegheny County Hospital Dev. Auth.:
 Health System Rev. Bonds, Catholic Health East Issue,
 Series 1998A, AMBAC Insured:
  5.50% 2008                                                                           1,000         1,101
  5.00% 2010                                                                           2,705         2,868
 UPMC Health System Rev. Ref. Bonds, Series 1999B,                                     5,160         5,609
 AMBAC Insured, 5.25% 2008
Port Auth. of Allegheny County, Special Rev.                                           1,000         1,086
 Transportation Bonds, Ref. Series of 2001, FGIC Insured,
 5.50% 2015
Chester County Health and Education Facs. Auth., Health                                4,150         4,088
 System Rev. Bonds (Jefferson Health System),
 Series 1997B, 5.375% 2027
Delaware County Auth., Rev. Bonds, Catholic Health Systems,                            2,465         2,590
 Series A, AMBAC Insured, 5.00% 2010
Lehigh County, General Purpose Auth. Rev. Bonds                                        1,500         1,615
 (KidsPeace Obligated Group), ACA Insured, 5.70% 2009
Montgomery County Industrial Dev. Auth.:
 Retirement Community Rev. Ref. Bonds (Adult Communities                               1,000         1,007
 Total Services, Inc. Obligated Group), Series 1996A,
 5.875% 2022
 Retirement Community Rev. Bonds (ACTS Retirement-Life                                17,500        16,121
 Communities, Inc. Obligated Group), Series 1998,
 5.25% 2028
Hospitals and Higher Education Facs. Auth. of Philadelphia:
 Frankford Hospital, Series A (Escrowed to Maturity):
  6.00% 2014                                                                           3,705         3,961
  6.00% 2023                                                                           4,000         4,124
 Health System Rev. Bonds (Jefferson Health System),
 Series 1997A:
  5.50% 2006                                                                           2,285         2,447
  5.50% 2007                                                                           1,995         2,133
  5.50% 2008                                                                           2,000         2,141
  5.00% 2009                                                                           1,000         1,034
  5.00% 2010                                                                           1,000         1,026
  5.00% 2018                                                                           1,475         1,411
 Temple University Hospital Rev. Bonds:
  Series of 1993A, 6.50% 2008                                                         13,960        14,566
  Series of 1997, 5.70% 2009                                                           1,000         1,006
Philadelphia Auth. for Industrial Dev., Rev. Bonds                                     2,815         2,746
 (Cathedral Village Project), Series of 1998, 5.50% 2010
City of Pottsville Hospital Auth., Hospital Rev. Bonds                                 8,500         9,553
 (The Pottsville Hospital and Warne Clinic), Series of
 1994, 7.25% 2024 (Preref. 2004)
Scranton-Lackawanna Health and Welfare Auth., City of
 Scranton, Lackawanna County, Hospital Rev. Bonds
 (Moses Taylor Hospital Project), Series 1997:
 6.05% 2010                                                                            1,000           927
 6.15% 2012                                                                            2,245         2,035
 6.15% 2014                                                                            3,000         2,638
 6.20% 2017                                                                            3,000         2,570
Westmoreland County, Health Care Fac. Rev. Bonds                                       6,500         6,832
 (Redstone Presbyterian SeniorCare Obligated Group),
 Fixed Rate Rev. Bonds, Series 2000B, 8.125% 2030


Puerto Rico  -  0.06%
The Children's Trust Fund, Tobacco Settlement                                          1,500         1,561
 Asset-Backed Bonds, Series 2000,  5.75% 2020


Rhode Island  -  0.40%
Depositors Econ. Protection Corp., Special Obligation
 Bonds, 1993 Series A:
 MBIA  Insured, 5.75% 2012                                                             4,850         5,530
 5.75% 2021                                                                            2,715         3,018
 5.75% 2021 (Escrowed to Maturity)                                                     1,210         1,345


South Carolina  -  1.56%
Florence County, Hospital Rev. Bonds, McLeod Regional                                  2,785         3,003
 Medical Center Project, MBIA Insured, Series 1998A,
 5.25% 2010
Georgetown County, Pollution Control Rev. Ref. Bonds                                   2,500         2,496
 (International Paper Company Projects), 1999 Series A,
 5.125% 2012
Lexington County Health Services Dist. Inc., Hospital
 Rev. Ref. and Improvement Bonds, Series 1997,
 FSA Insured:
 5.50% 2007                                                                            2,000         2,193
 5.00% 2009                                                                            1,000         1,065
Piedmont Municipal Power Agcy., Electric Rev. Bonds:
 1991 Ref. Series, FGIC Insured, 6.25% 2021                                            4,640         5,345
 1999A Ref. Series, 5.25% 2015                                                         8,420         7,931
Tobacco Settlement Rev. Management Auth., Tobacco                                     16,090        16,502
 Settlement Asset-Backed Bonds, Series 2001B, 6.00% 2022


South Dakota  -  0.64%
Building Auth., Rev. Capital Appreciation Bonds,                                       3,780         2,051
 Series 1996A, AMBAC Insured, 0% 2014
Health and Educational Facs. Auth., Rev. Ref. Bonds,
 Series 1999 (Rapid City Regional Hospital Issue),
 MBIA Insured:
 5.00% 2007                                                                            2,045         2,180
 5.00% 2009                                                                            4,010         4,220
 5.00% 2010                                                                            4,175         4,357
Housing Dev. Auth., Homeownership Mortgage Bonds,                                      3,000         3,119
 1995 Series A, 5.80% 2014


Tennessee  -  0.96%
Health and Education Facs. Board of the Metropolitan                                   6,600         7,730
 Government of Nashville and Davidson County, Rev.
 Bonds (Blakeford Project), Series 1994A, 9.25% 2024
 (Preref. 2004)
Memphis-Shelby County Airport Auth., Special Facs.                                    13,100        13,465
 Rev. Bonds, Ref. Series 1992 (Federal Express Corp.)
 6.75% 2012
Shelby County, G.O. School Bonds, 1991 Series A, 0% 2011                               3,750         2,448


Texas  -  10.17%
Public Fin. Auth., G.O. Ref. Bonds:
 Series 2001A, 5.375% 2016                                                             2,540         2,688
 Series 2002, 5.25% 2007                                                               3,760         4,091
City of Austin (Travis and Williamson Counties), Water                                 6,800         7,432
and Wastewater System Rev. Ref. Bonds, Series 2001B,
 FSA Insured, 5.75% 2016
Bell County Health Facs. Dev. Corp., Retirement Fac.
 Rev. Bonds (Buckner Retirement Services, Inc. Obligated
 Group Project), Series 1998:
 5.25% 2009                                                                            1,620         1,679
 5.00% 2010                                                                            1,705         1,725
 5.25% 2028                                                                            9,400         8,659
Brazos River Auth., Rev. Ref. Bonds (Houston Industries                                3,360         3,445
 Incorporated Project), MBIA Insured, 4.90% 2015
Industrial Dev. Corp. of Port of Corpus Christi, Rev.                                 10,300        10,189
 Ref. Bonds (Valero Refining and Marketing Co. Project),
 Series C, 5.40% 2018
Cypress-Fairbanks Independent School Dist. (Harris County):
 Unlimited Tax Ref. Bonds, Capital Appreciation Bonds,                                 6,675         3,985
 Series 1993A, 0% 2013
 Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001,                                3,500         3,662
 5.25% 2016
City of Dallas:
 G.O. Limited Tax Bonds:
 5.00% 2014                                                                            3,400         3,536
 5.00% 2015                                                                            2,000         2,065
 Waterworks and Sewer System Rev. Ref. Bonds (Dallas,                                  1,285         1,378
 Denton, Collin and Rockwall Counties), Series 2002,
 5.00% 2009
Dallas County, Unlimited Tax Ref. and Improvement Bonds,
 G.O. Ref. Bonds, Series 2001A:
 5.375% 2013                                                                           2,465         2,660
 5.375% 2015                                                                           3,725         3,972
DeSoto Independent School Dist. (Dallas County),
Unlimited Tax School Building and Ref. Bonds, Series
2001 Capital Appreciation Bonds:
 0% 2018                                                                               2,835         1,206
 0% 2019                                                                               3,335         1,329
 0% 2020                                                                               3,335         1,251
Eanes Independent School Dist. (Travis County),
 Unlimited Tax School Building Bonds, Series 2001:
 5.50% 2014                                                                            2,050         2,217
 5.50% 2015                                                                            2,150         2,313
 5.50% 2016                                                                            1,125         1,204
Garland Independent School Dist. (Dallas County),
 Unlimited Tax Ref. and School Building Bonds,
 Series 2001:
 5.50% 2013                                                                            2,170         2,334
 5.50% 2015                                                                            2,420         2,580
Harris County, Unlimited Tax Road G.O. Ref. Bonds,                                     2,500         2,662
 Series 2001, 5.375% 2015
Harris County Health Facs. Dev. Corp:
 Hospital Rev. Bonds (Memorial Hermann Hospital
 System Project):
  Series 1998, FSA Insured:
   5.25% 2008                                                                          1,890         2,029
   5.50% 2011                                                                          5,000         5,456
   5.50% 2014                                                                          4,790         5,207
   5.50% 2015                                                                         10,325        11,191
  Series 2001A, 6.375% 2029                                                           13,900        14,570
 Rev. Bonds:
 CHRISTUS Health, Series 1999A, MBIA Insured,                                          3,380         3,602
 5.50% 2010
 St. Luke's Episcopal Hospital, Series 2001A:
  5.625% 2014                                                                          1,000         1,055
  5.625% 2015                                                                          2,500         2,620
  5.625% 2016                                                                          2,700         2,808
  5.625% 2018                                                                          2,000         2,059
  5.50% 2020                                                                           4,000         4,045
  5.50% 2021                                                                           5,740         5,784
Hidalgo County Health Services Corp., Hospital Rev.
  Bonds (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                            1,000         1,028
 6.75% 2016                                                                            1,740         1,673
City of Houston, Water and Sewer System, Junior Lien Rev.                              3,000         1,169
 Ref. Bonds, Series 1998A, FSA Insured, 0% 2019
Jefferson County, Health Facs. Dev. Corp., Baptist                                     4,000         3,980
 Hospitals of Southeast Texas, FHA Insured Mortgage
 Rev. Bonds, Series 2001, AMBAC Insured, 5.20% 2021
Katy Independent School Dist. (Fort Ben, Harris and
 Waller Counties), Limited Tax Ref. Bonds, Series 2001:
 5.50% 2015                                                                            1,290         1,384
 5.50% 2016                                                                            1,805         1,927
Keller Independent School Dist. (Tarrant County),                                      6,040         3,749
 Unlimited Tax School Building and Ref. Capital
 Appreciation Bonds, Series 2001, 0% 2012
Ladero Independent School Dist. (Webb County),                                         2,000         2,124
 Unlimited Tax School Building and Ref. Bonds,
 Series 2001, 5.375% 2015
Lewisville Independent School Dist. (Denton County),                                   2,000         2,139
 Unlimited Tax School Building and Ref. Bonds,
 Series 2001, 5.50% 2015
Mansfield Independent School Dist. (Tarrant and Johnson                                2,635         2,813
 Counties), Unlimited Tax School Building and Ref.
 Bonds, Series 2001, 5.50% 2016
Midway Independent School Dist. (McLennan County),                                     5,000         1,993
 Unlimited Tax School Building and Ref. Bonds, Capital
 Appreciation, Series 2000, 0% 2019
Northeast Medical Clinic, Hospital Auth., County of                                    1,000         1,164
 Humble, Rev. Bonds, FSA Insured, 6.25% 2012
Northside Independent School Dist., Unlimited Tax                                      4,000         4,312
 School Building and Ref. Bonds, Series 2001, 5.50% 2014
Plano Independent School District (Collin County),                                     2,000         2,098
 Unlimited Tax School, Building and Ref. Bonds,
 Series 2001, 5.25% 2015
Round Rock Independent School Dist. (Williamson and
 Travis Counties), Unlimited Tax School Building Bonds,
 Series 2001-A:
 5.50% 2015                                                                            2,000         2,151
 5.50% 2016                                                                            2,500         2,675
Sabine River Auth., Pollution Control Rev. Ref. Bonds                                  2,000         2,013
 (TXU Electric Company Project), Series 2001C,
5.50% 2022 (Put 2011)
City of San Antonio:
 General Improvement and Ref. Bonds, Series 2001:
  5.25% 2015                                                                           8,425         8,838
  5.25% 2016                                                                           8,385         8,739
 Electric and Gas Systems Rev. Ref. Bonds,
 New Series 1998A:
  5.25% 2015                                                                           5,075         5,283
  4.50% 2021                                                                           4,000         3,699
San Antonio Independent School Dist.:
 Unlimited Tax Ref. Bonds, Series 2001B:
  5.375% 2013                                                                          4,260         4,584
  5.375% 2015                                                                          4,390         4,664
 Unlimited Tax School Building Bonds, Series 2001A:
  5.375% 2015                                                                          1,515         1,610
  5.375% 2016                                                                          1,705         1,801
Spring Branch Independent School Dist. (Harris County),
 Limited Tax Schoolhouse and Ref. Bonds, Series 2001:
 5.375% 2015                                                                           3,875         4,106
 5.375% 2016                                                                           3,070         3,234
Tarrant County, Health Facs. Dev. Corp., Texas Health
 Resources System Rev. Bonds, Series 1997A, MBIA Insured:
 5.50% 2007                                                                            4,000         4,254
 5.75% 2015                                                                            3,000         3,208
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                                  2,000         1,966
 6.125% 2023
Board of Regents of The University of Texas System,
 Rev. Fncg. System Bonds:
 Series 1996B, 5.00% 2011                                                              3,750         3,941
 Series 2001B, 5.375% 2016                                                             4,000         4,231
University Permanent Fund, Rev. Bonds, Series 2002B:
 5.25% 2015                                                                            5,000         5,277
 5.25% 2016                                                                            2,315         2,428
Weatherford Independent School Dist. (Parker County),                                  2,625         1,146
 Unlimited Tax School Building and Ref. Bonds, Capital
 Appreciation, Series 2000, 0% 2018
City of Wichita Falls, Water and Sewer System Priority                                 1,580         1,668
 Lien Rev. Bonds, Series 2001, AMBAC Insured, 5.375% 2016


Utah  -  0.89%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                        310           314
 1995 Issue E (Federally Insured or Guaranteed
 Mortgage Loans) 5.50% 2024
Alpine School Dist., Utah County, G.O. School Building
 Bonds (Utah School Bond Guaranty Program), Series 2001A:
 5.25% 2015                                                                            3,000         3,177
 5.25% 2016                                                                            4,225         4,450
Salt Lake County, G.O. Ref. Bonds, Series 2001:
 5.25% 2011                                                                            5,000         5,475
 5.00% 2012                                                                            8,130         8,664


Vermont  -  0.10%
Educational and Health Buildings Fncg. Agcy., Hospital                                 2,250         2,361
 Rev. Bonds (Medical Center Hospital of Vermont Project),
 Series 1993, FGIC Insured, 5.75% 2007


Virginia  -  1.55%
City of Chesapeake, G.O. Public Improvement and Ref.                                   3,500         3,919
 Bonds, Series of 2001, 5.50% 2011
Dulles Town Center, Community Dev. Auth. (Loudoun County),                             2,500         2,468
 Special Assessment Bonds (Dulles Town Center Project),
 Series 1998, 6.25% 2026
Fairfax County:
 Econ. Dev. Auth., Retirement Community Rev. Bonds                                    15,500        16,253
 (Greenspring Village, Inc. Fac.), Series 1999A, 7.50% 2029
 Industrial Dev. Auth., Hospital Rev. Ref. Bonds
 (Inova Health System Hospitals Project), Series 1993A:
  5.00% 2011                                                                           1,300         1,371
  5.00% 2023                                                                           1,200         1,198
Gateway Community Dev. Auth. (Prince William County),                                  2,130         2,116
 Special Assessment Bonds, Series 1999, 6.25% 2026
Industrial Dev. Auth., Hanover County, Hospital Rev.                                   1,000         1,164
 Bonds (Memorial Regional Medical Center Project at
 Hanover Medical Park), Series 1995, MBIA Insured,
 6.50% 2009
Heritage Hunt Commercial Community Dev. Auth.
 (Prince William County), Special Assessment Bonds:
 Series 1999A, 6.85% 2019                                                              3,178         3,318
 Series 1999B, 7.00% 2029                                                              1,000         1,051
Peninsula Ports Auth. Health System Rev. Ref. Bonds                                    1,000         1,060
 (Riverside Health System Project), Series 1998,
 MBIA Insured, 5.00% 2010
Pocahontas Parkway Association, Route 895 Connector                                    5,000         4,438
 Toll Road Rev. Bonds, Series 1998A, 5.25% 2008


Washington  -  6.89%
G.O. Bonds:
 Motor Vehicle Fuel Tax, FSA Insured, Series 2002C,                                    5,000         5,083
 5.00% 2017
 Various Purpose, Series 2001C, 5.00% 2010                                             7,310         7,775
Health Care Facs. Auth. Rev. Bonds:
 Series 2001 (Group Health Cooperative of Puget Sound),                                1,500         1,621
 AMBAC Insured, 5.375% 2012
 Series 2001A (Providence Health System), MBIA Insured:
  5.50% 2011                                                                           6,565         7,170
  5.625% 2014                                                                          3,000         3,230
  5.625% 2015                                                                          8,635         9,235
Public Power Supply System:
 Nuclear Project No. 1 Ref. Rev. Bonds, Series 1997B,                                  5,000         5,135
 5.125% 2014
 Nuclear Project No. 2 Ref. Rev. Bonds:
  Series 1993B, FSA Insured, 5.65% 2008                                                3,030         3,349
  Series 1994A, 6.00% 2007                                                            19,900        22,124
 Nuclear Project No. 3 Ref. Rev. Bonds:
  Series 1989A, MBIA Insured, 0% 2013                                                  4,000         2,346
  Series 1989B, 7.125% 2016                                                            5,250         6,529
Central Puget Sound Regional Transit Auth., Sales Tax
 and Motor Vehicle Excise Tax Bonds, Series 1999,
 FGIC Insured:
 5.25% 2021                                                                            5,500         5,767
 4.75% 2028                                                                           21,940        20,539
Public Utility Dist. No. 1 of Chelan County, Columbia                                 11,345         4,569
 River-Rock Island Hydro-Electric System Rev. Ref. Bonds,
 Series 1997A , MBIA Insured, 0% 2019
Clark County, Vancouver School Dist. No. 37, Unlimited                                 5,000         2,385
 Tax Deferred Interest G.O. Bonds, Series 2001C,
 FGIC Insured, 0% 2016
 Columbia Generating Station Ref. Electric Rev. Bonds,                                13,000        13,882
 Series 2001-A, FSA Insured, 5.50% 2016
Energy Northwest, Ref. Electric Rev. Bonds:
 Project No.1, Series 2002-C, MBIA Insured, 5.50% 2015                                 5,000         5,373
 Project No.1, Series 2002-C, MBIA Insured, 5.50% 2016                                 5,000         5,339
 Project No.3, Series 2001-A, FSA Insured, 5.50% 2017                                  5,000         5,301
City of Seattle:
 Limited Tax G.O. Bonds, Series 2001 (Various Purposes):
  5.00% 2013                                                                           3,835         4,018
  5.00% 2014                                                                           4,040         4,198
  5.25% 2015                                                                           4,255         4,483
  5.375% 2016                                                                          4,485         4,746
  5.375% 2017                                                                          4,440         4,671
  5.375% 2018                                                                          2,000         2,089
 Municipal Light and Power:
  Improvements and Ref. Rev. Bonds, Series 2001,
 FSA Insured:
   5.50% 2012                                                                          2,000         2,177
   5.50% 2016                                                                          5,000         5,319
  Rev. Anticipation Notes, Series 2001, 4.50% 2003                                     2,000         2,045




Wisconsin  -  1.67%
G.O. Bonds:
 1999, Series A, 5.00% 2012                                                            3,390         3,555
 Ref. Bonds of 1998, Series 1, 5.50% 2010                                              3,225         3,578
Health and Educational Facs. Auth., Rev. Bonds:
 Children's Hospital Project, Series 1993,                                             2,000         2,174
 FGIC Insured, 5.50% 2006
 Children's Hospital of Wisconsin, Inc., Series 1998,                                  1,130         1,243
 AMBAC Insured, 5.625% 2015
 Froedtert & Community Health Obligated Group,
 Series 2001:
  5.625% 2014                                                                          1,000         1,031
  5.625% 2015                                                                          1,100         1,127
 Medical College of Wisconsin, Series 1993, 5.95% 2015                                 3,000         3,059
 The Monroe Clinic, Inc.:
  Series 1998:
   4.80% 2010                                                                          1,110         1,109
   4.90% 2011                                                                          1,165         1,164
  Series 1999:
   5.125% 2016                                                                         1,000           971
   5.375% 2022                                                                         2,000         1,906
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, 1998 Series A, 5.375% 2017                                 1,510         1,546
 Housing Rev. Bonds, 1992 Series A, 6.40% 2003                                         3,480         3,561
Pollution Control and Industrial Dev. Rev. Bonds                                       3,650         3,918
 (General Motors Corp. Projects), City of Janesville,
 Series 1984, 5.55% 2009
Milwaukee Metropolitan Sewerage Dist., Milwaukee,                                      3,590         3,819
 Ozaukee, Washington and Waukesha Counties, G.O.
 Sewerage Systems Bonds, Series 2001A, 5.25% 2014
City of Superior, Limited Obligation Ref. Rev. Bonds                                   6,000         7,469
 (Midwest Energy Resources Co. Project), Series E-1991
 (Collateralized), FGIC Insured, 6.90% 2021

                                                                                                 2,304,935



Short-term securities - 6.19%
County of Cuyahoga, State of Ohio, Econ. Dev. Rev. Bonds                               4,700         4,700
 (The Cleveland Orchestra Project), Series 1998,
 1.35% 2028 /2/
State of Georgia, Dev. Auth. of Cobb County (Kennesaw                                  6,555         6,555
 State University Foundation, Inc.- Kennesaw State
 University Project),  1.20% 2031 /2/
State of Texas, Harris County G.O. Bonds, Series 2002 A1,                              3,000         3,000
 1.20% 3/6/2002
City of Houston, Texas, Tax and Rev. Anticipation Notes,                              15,000        15,104
 Series 2001, 3.50% 6/28/2002
Town of Hurley, New Mexico, Pollution Control Rev. Bonds                               1,600         1,600
 (Kennecott Santa Fe Corp. Project), Series 1985,
 1.30% 2015/2/
State of Illinois, Joliet Regional Port Dist., Marine                                  2,200         2,200
 Terminal Rev. Ref. Bonds (Exxon Project), 1989 Series,
 1.35% 2024/2/
Jackson County, Mississippi, Pollution Control Ref. Rev.                               2,600         2,600
 Bonds (Chevron U.S.A. Inc. Project), Series 1992,
 1.25% 2023 /2/
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds                                 2,300         2,300
 (Chevron U.S.A. Inc. Project), Series 1993, 1.30% 2023 /2/
State of Kentucky, Asset/Liability Commission, General                                13,500        13,613
 Fund Tax and Rev. Anticipation Notes, 2001 Series A,
 4.00% 6/26/2002
King County, Washington, Unlimited Tax G.O. Ref. Bonds,                                3,000         3,032
 1993 Series C, 5.625% 6/1/2002
Hospital Auth. No.1 of Lancaster County, Nebraska,                                     1,100         1,100
 Variable Rate Health Facs. Rev. Bonds (Immanuel Health
 Systems-Williamsburg Project), Series 2000A,
 1.35% 2030 /2/
Lehigh County, Pennsylvania General Purpose Auth.                                      2,100         2,100
 (Saint Luke's Hospital of Bethlehem, PA Project),
 Hospital Rev. Bonds, Series of 2001, 1.30% 2031 /2/
County of Los Angeles, California, 2001-2002 Tax and                                   2,500         2,519
 Rev. G.O. Anticipation Notes, Series A, 3.75% 6/28/2002
Maryland Health and Higher Educational Facs. Auth.,                                    2,000         2,000
 Pooled Loan Program Rev. Bonds, Series 1994 D,
 1.15% 2029 /2/
State of New Jersey, G.O. Bonds, Series 2002 A1,                                       1,000         1,000
 1.20% 3/28/2002
State of New Mexico, 01-02 Tax and Rev. Anticipation Notes,                           11,000        11,097
 Series 2001, 4.00% 6/28/2002
North Carolina Capital Facs. Fin. Agcy., Student Housing                               2,000         2,000
 Facs. Rev. Bonds (Winston-Salem State University Housing
 Foundation, LLP Project), Series 2001, 1.20% 2031/2/
State of Ohio, Air Quality Dev. Auth., Pollution Control                               3,000         3,000
 Rev. Ref. Bonds (Ohio Edison Company Project),
 Series 2000-C, 1.35% 2023/2/
State of Ohio, Air Quality Dev. Auth., Pollution Control                               2,000         2,000
 Rev. Ref. Bonds, Series 2000-A (The Toledo Edison Co.
 Project), 1.35% 2024 /2/
City of Princeton, Indiana (PSI Energy, Inc. Project),                                 2,900         2,900
 Pollution Control Rev. Ref. Bonds, 1997 Series,
 1.30% 2022 /2/
State of Texas, Gulf Coast Waste Disposal Auth., Pollution                             4,600         4,600
 Control Rev. Ref. Bonds (Amoco Oil Company Project),
 Series 1992, 1.25% 2017/2/
State of Texas, Lower Neches Valley Auth., Industrial Dev.                             6,000         6,000
 Corp., Exempt Facs. Ref. Rev. Bonds (ExxonMobil Project),
 Series 2001, 1.25% 2031/2/
State of Texas, Tax and Rev. G.O. Anticipation Notes,                                 26,900        27,211
 Series 2001A, 3.75% 8/29/2002
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds                               4,700         4,700
 (Amoco Project), Series 1998, 1.25% 2026 /2/
Uinta County, Wyoming, Pollution Control Ref. Rev. Bonds                               2,700         2,700
 (Chevron U.S.A. Inc. Project), Series 1993, 1.25% 2020 /2/
City of Valdez, Alaska, Marine Terminal Ref. Rev. Bonds                               12,400        12,400
 (ExxonMobil Project), Series 2001, 1.25% 2031 /2/
State of Wyoming, General Fund Tax and Rev. Anticipation                              11,000        11,075
 Notes, Series 2001A, 3.50% 6/27/2002

                                                                                                   153,106


Total investment securities (cost: $2,366,663,000)                                               2,458,041
Excess of cash and receivables over payables                                                        16,782

Net assets                                                                                      $2,474,823

/1/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/2/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


See Notes to Financial Statements


Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

The Tax-Exempt Bond Fund of America
Financial statements

Statement of assets and liabilities                                                                       (unaudited)
at February 28, 2002
(dollars and shares in thousands,
 except per share amounts)


Assets:
 Investment securities at market
  (cost: $2,366,663)                                                                                       $2,458,041
 Cash                                                                                                             730
 Receivables for:
  Sales of fund's shares                                                          $17,530
  Interest                                                                         32,091                      49,621
 Other assets                                                                                                       5
                                                                                                            2,508,397
Liabilities -
 Payables for:
  Purchases of investments                                                         24,860
  Repurchases of fund's shares                                                      3,250
  Dividends on fund's shares                                                        3,574
  Investment advisory services                                                        643
  Services provided by affiliates                                                   1,165
  Deferred Directors' compensation                                                     63
  Other fees and expenses                                                              19                      33,574
Net assets at February 28, 2002                                                                            $2,474,823

Net assets consist of:
 Capital paid in on shares of capital stock                                                                $2,377,104
 Undistributed net investment income                                                                            1,357
 Undistributed net realized gain                                                                                4,984
 Net unrealized appreciation                                                                                   91,378
Net assets at February 28, 2002                                                                            $2,474,823

Total authorized capital stock -
 500,000 shares, $.001 par value:

                                                                                                                'Net
                                                                                  Shares                 asset value
                                                               Net assets     outstanding                per share/1/

Class A                                                        $2,367,549         193,726                      $12.22
Class B                                                            48,880           4,000                        12.22
Class C                                                            41,955           3,433                        12.22
Class F                                                            16,439           1,345                        12.22

/1/ Maximum offering price and redemption price per share are equal to the net asset value per share for all share classes except for Class A, for which the maximum offering price per share is $12.70.



Statement of operations
for the six months ended February 28, 2002
(dollars in thousands)
Investment income:                                                                                        (unaudited)
 Income-
  Interest                                                                                                    $62,901

 Fees and expenses:
  Investment advisory services                                                     $3,923
  Distribution services                                                             3,127
  Transfer agent services                                                             259
  Administrative services                                                              32
  Reports to shareholders                                                              53
  Registration statement and prospectus                                               130
  Postage, stationery and supplies                                                     21
  Directors' compensation                                                              13
  Auditing and legal                                                                   35
  Custodian                                                                            21
  State and local taxes                                                                 1                       7,615
 Net investment income                                                                                         55,286


Net realized gain and unrealized
 depreciation on investments:
 Net realized gain on investments                                                                               5,187
 Net unrealized depreciation on investments                                                                   (28,197)
 Net realized gain and unrealized
 depreciation on investments                                                                                  (23,010)
Net increase in net assets resulting
 from operations                                                                                              $32,276









Statement of changes in net assets
(dollars in thousands)

                                                                               Six months
                                                                                   ended                   Year ended
                                                                             February 28,                  August 31,
                                                                                    2002*                         2001
Operations:
 Net investment income                                                            $55,286                     $98,917
 Net realized gain on investments                                                   5,187                       9,185
 Net unrealized (depreciation) appreciation                                       (28,197)                     88,080
 on investments
  Net increase in net assets
   resulting from operations                                                       32,276                     196,182

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                            (54,998)                    (99,323)
  Distributions from net realized gain
   on investments                                                                  (6,121)                          -
    Total dividends and distributions paid
     to shareholders                                                              (61,119)                   (99,323)

Capital share transactions                                                        253,173                     319,616

Total increase in net assets                                                      224,330                     416,475

Net assets:
 Beginning of period                                                            2,250,493                   1,834,018
 End of period (including undistributed
  net investment income: $1,357 and $1,004,
  respectively)                                                                $2,474,823                  $2,250,493

*Unaudited

See Notes to Financial Statements

Notes to financial statements                       (Unaudited)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.
The fund offers four retail share classes, as described below:

SHARE          INITIAL SALES     CONTINGENT          CONVERSION FEATURE
CLASS          CHARGE            DEFERRED SALES
                                 CHARGE UPON
                                 REDEMPTION

 Class A       Up to 3.75%       None                None

Class B        None              Declines from       Class B converts
                                 5% to zero for      to Class A after
                                 redemptions         eight years
                                 within six
                                 years of
                                 purchase

Class C        None              1% for              Class C converts
                                 redemptions         to Class F after
                                 within one year     10 years
                                 of purchase

Class F        None              None                None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes may have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On September 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to comply with a recent change in accounting principles generally accepted in the United States of America. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the accompanying financial statements. Therefore, the undistributed net investment income amounts are primarily composed of these adjustments which were based on the fixed-income securities held by the fund on September 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle for financial accounting purposes will not affect the amount of distributions paid to shareholders.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as amortization of discounts and short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of February 28, 2002, the cost of investment securities for federal income tax purposes was $2,366,663,000.

During the six months ended February 28, 2002, the fund reclassified $493,000 from undistributed net investment income to additional paid-in capital to align book with tax reporting.

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

                                              (DOLLARS IN THOUSANDS)

Undistributed net investment income           $195

Accumulated short-term losses                 (135)

Undistributed long-term gains                 5,260

Unrealized appreciation                       114,820

Unrealized depreciation                       (23,442)


The tax character of distributions paid was as follows:
Six months ended February 28, 2002
(dollars in thousands)

                              DISTRIBUTIONS FROM ORDINARY INCOME              DISTRIBUTIONS    TOTAL
                                                                              FROM             DISTRIBUTIONS
                                                                              LONG-TERM        PAID
                                                                              CAPITAL GAINS

                              NET INVESTMENT         SHORT-TERM
                              INCOME                 CAPITAL GAINS

Class A                       $53,492                $1,666                   $4,256           $59,414

Class B                       717                    27                       68               812

Class C                       524                    20                       53               597

Class F                       265                    9                        22               96

Total                         $54,998                $1,722                   $4,399           $61,119


Year ended August 31, 2001
(dollars in thousands)

                         DISTRIBUTIONS FROM ORDINARY INCOME              DISTRIBUTIONS
                                                                         FROM
                                                                         LONG-TERM
                                                                         CAPITAL GAINS

                                                                                           TOTAL
                                                                                           DISTRIBUTIONS
                                                                                           PAID



                         NET INVESTMENT          SHORT-TERM
                         INCOME                  CAPITAL GAINS

Class A                  $98,662                 $-                      $-                $98,662

Class B                  489                     -                       -                 489

Class C /1/              104                     -                       -                 104

Class F /1/              68                      -                       -                 68

Total                    $99,323                 $-                      $-                $99,323


/1/ Class C and Class F shares were not offered before March 15, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of annual rates beginning with 0.30% per annum on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of annual rates beginning with 3.00% per annum on the first $3,333,333 of the fund's monthly gross investment income decreasing to 2.25% on such income in excess of $8,333,333. For the six months ended February 28, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.339% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class F shares. In some cases, the Board of Directors approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Directors has approved the following categories of distribution expenses:

CLASS A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. The class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of February 28, 2002, unreimbursed expenses which remain subject to reimbursement totaled $2,658,000.

CLASS B AND CLASS C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F - Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for this class.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder record keeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for Class C and Class F. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended February 28, 2002, are as follows (dollars in thousands):

FUND         DISTRIBUTION      TRANSFER AGENT       ADMINISTRATIVE SERVICES
SHARE        SERVICES          SERVICES
CLASSES

Class A      $2,801            $254                 Not applicable

Class B      179               5                    Not applicable

Class C      133               Not applicable       $21

Class F      14                Not applicable       11


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the fund were as follows:

Six months ended February 28, 2002
(dollars and shares in thousands)

              SALES                    REINVESTMENTS                REPURCHASES                 NET INCREASE
                                       OF DIVIDENDS AND
                                       DISTRIBUTIONS

              AMOUNT       SHARES      AMOUNT     SHARES       AMOUNT         SHARES       AMOUNT       SHARES

Class A       $323,017     26,446      $38,458    3,156        $(167,852)     (13,771)     $193,623     15,831

Class B       24,559       2,010       585        48           (1,951)        (160)        23,193       1,898

Class C       29,024       2,376       442        36           (2,321)        (191)        27,145       2,221

Class F       16,172       1,327       229        19           (7,189)        (592)        9,212        754



Total net     $392,772     32,159      $39,714    3,259        $(179,313)     (14,714)     $253,173     20,704
increase
(decrease)
in fund


Year ended August 31, 2001
(dollars and shares in thousands)

                                       REINVESTMENTS
                                       OF DIVIDENDS
                SALES                  AND DISTRIBUTIONS                REPURCHASES                NET INCREASE

                AMOUNT      SHARES     AMOUNT      SHARES       AMOUNT         SHARES      AMOUNT       SHARES

CLASS A         $550,783    45,771      $61,021     5,083        $(335,993)     (28,027     $275,811     22,827

CLASS B         23,399     1,942      340         28           (1,814)        (151)       21,925       1,819

CLASS C/*/      14,787      1,217      74          6            (136)          (11)        14,725       1,212

CLASS F/*/      15,575      1,286      51          4            (8,471)        (699)       7,155        591

TOTAL NET       $604,544    50,216     $61,486     5,121        $(346,414)     (28,888)    $319,616     26,449
 INCREASE (DECREASE) IN FUND

/*/ CLASS C AND CLASS F SHARES WERE NOT OFFERED BEFORE MARCH 15, 2001.

5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. Any costs incurred in connection with the disposition of such securities will be recorded in the fund on the date of disposition. As of February 28, 2002, the total value of restricted securities was $9,937,000 which represents 0.40% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $320,166,000 and $109,850,000, respectively, during the six months ended February 28, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February, the custodian fee of $21,000 includes $3,000 that was offset by this reduction rather than paid in cash.


Financial Highlights /1/


                                                                     Income from investment operations

                                                                                               Net (losses)
                                                           Net asset                               gains on
                                                               value,             Net      securities (both
                                                            beginning       investment         realized and
                                                            of period       income /3/       unrealized)/3/
Class A:
 Six months ended 2/28/2002 /2/                                $12.38             $.29               $(.13)
 Year ended 8/31/2001                                            11.81             .60                  .57
 Year ended 8/31/2000                                            11.86             .60                 (.01)
 Year ended 8/31/1999                                            12.60             .59                 (.55)
 Year ended 8/31/1998                                            12.27             .62                  .37
 Year ended 8/31/1997                                            11.86             .64                  .45
Class B:
 Six months ended 2/28/2002 /2/                                  12.38             .25                 (.13)
 Year ended 8/31/2001                                            11.81             .52                  .57
 Period from 3/15/2000 to 8/31/2000                              11.50             .21                  .34
Class C:
 Six months ended 2/28/2002 /2/                                  12.38             .24                 (.13)
 Period from 3/15/2001 to 8/31/2001                              12.10             .21                  .29
Class F:
 Six months ended 2/28/2002 /2/                                  12.38             .28                 (.13)
 Period from 3/15/2001 to 8/31/2001                              12.10             .24                  .29






                                                               Income
                                                                 from
                                                           investment        Dividends and Distributions
                                                           operations


                                                                             Dividends
                                                        Total from           (from net        Distributions
                                                        investment          investment        (from capital
                                                        operations             income)               gains)
Class A:
 Six months ended 2/28/2002 /2/                            $.16                 $(.29)               $(.03)
 Year ended 8/31/2001                                      1.17                   (.60)                   -
 Year ended 8/31/2000                                      .59                    (.60)                (.04)
 Year ended 8/31/1999                                      .04                    (.59)                (.19)
 Year ended 8/31/1998                                      .99                    (.62)                (.04)
 Year ended 8/31/1997                                      1.09                   (.64)                (.04)
Class B:
 Six months ended 2/28/2002 /2/                            .12                    (.25)                (.03)
 Year ended 8/31/2001                                      1.09                   (.52)                   -
 Period from 3/15/2000 to 8/31/2000                        .55                    (.24)                   -
Class C:
 Six months ended 2/28/2002 /2/                            .11                    (.24)                (.03)
 Period from 3/15/2001 to 8/31/2001                        .50                    (.22)                   -
Class F:
 Six months ended 2/28/2002 /2/                            .15                    (.28)                (.03)
 Period from 3/15/2001 to 8/31/2001                        .53                    (.25)                   -




                                                        Dividends and
                                                        distributions



                                                                            Net asset
                                                                Total       value, end               Total
                                                        distributions        of period            return/4/
Class A:
 Six months ended 2/28/2002 /2/                                $(.32)           $12.22                 1.34%
 Year ended 8/31/2001                                            (.60)           12.38                10.22
 Year ended 8/31/2000                                            (.64)           11.81                 5.27
 Year ended 8/31/1999                                            (.78)           11.86                  .23
 Year ended 8/31/1998                                            (.66)           12.60                 8.26
 Year ended 8/31/1997                                            (.68)           12.27                 9.39
Class B:
 Six months ended 2/28/2002 /2/                                  (.28)           12.22                  .96
 Year ended 8/31/2001                                            (.52)           12.38                 9.45
 Period from 3/15/2000 to 8/31/2000                              (.24)           11.81                 4.89
Class C:
 Six months ended 2/28/2002 /2/                                  (.27)           12.22                  .90
 Period from 3/15/2001 to 8/31/2001                              (.22)           12.38                 4.20
Class F:
 Six months ended 2/28/2002 /2/                                  (.31)           12.22                 1.26
 Period from 3/15/2001 to 8/31/2001                              (.25)           12.38                 4.45







                                                                             Ratio of             Ratio of
                                                          Net assets,         expenses           net income
                                                        end of period       to average           to average
                                                        (in millions)       net assets           net assets
Class A:
 Six months ended 2/28/2002 /2/                                $2,368          .64%/5/             4.80%/5/
 Year ended 8/31/2001                                            2,202             .66                 5.00
 Year ended 8/31/2000                                            1,831             .67                 5.22
 Year ended 8/31/1999                                            1,917             .65                 4.78
 Year ended 8/31/1998                                            1,795             .66                 4.98
 Year ended 8/31/1997                                            1,593             .68                 5.27
Class B:
 Six months ended 2/28/2002 /2/                                     49         1.38/5/              4.01/5/
 Year ended 8/31/2001                                               26            1.40                 4.06
 Period from 3/15/2000 to 8/31/2000                                  3             .64                 1.99
Class C:
 Six months ended 2/28/2002 /2/                                     42         1.52/5/              3.96/5/
 Period from 3/15/2001 to 8/31/2001                                 15             .73                 1.77
Class F:
 Six months ended 2/28/2002 /2/                                     16          .79/5/              4.67/5/
 Period from 3/15/2001 to 8/31/2001                                  7             .40                 2.11



Supplemental data - all classes


                                                           Six months             Year                 Year
                                                                ended            ended                ended
                                                         February 28,       August 31,           August 31,
                                                                  2002             2001                 2000

Portfolio turnover rate                                             9%              21%                  29%






Supplemental data - all classes


                                                                 Year             Year                 Year
                                                                ended            ended                ended
                                                           August 31,       August 31,           August 31,
                                                                  1999             1998                 1997

Portfolio turnover rate                                            15%              23%                  14%




/1/ Based on operations for the period
 shown (unless otherwise noted) and,
 accordingly, may not be representative
 of a full year.
/2/ Unaudited.
/3/ Years ended 1999, 1998 and 1997 are
 based on shares outstanding on the last
 day of the year, all other periods are
 based on average shares outstanding.
/4/ Total returns exclude all sales
 charges, including contingent deferred
 sales charges.
/5/ Annualized.

OTHER SHARE CLASS RESULTS: Class B, Class C and Class F  (Unaudited)

Returns for periods ended March 31, 2002 (the most recent calendar quarter):
 One year Life of class

                                                                  One Year         Life of Class

CLASS B SHARES
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only if
shares are sold within six years of purchase
Average annual compound return                                    -                +4.73%/1/
Total return                                                      -1.68%           +9.91%/1/
Not reflecting CDSC
Average annual compound return                                    -                +6.58%/1/
Total return                                                      +3.27%           +13.91%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase
Average annual compound return                                    -                +3.18%/2/
Total return                                                      +2.13%           +3.32%/2/
Not reflecting CDSC
Average annual compound return                                    -                +3.18%/2/
Total return                                                      +3.12%           +3.32%/2/

CLASS F SHARES
Not reflecting annual asset-based fee
charged by sponsoring firm
Average annual compound return                                    -                +3.83%/2/
Total return                                                      +3.86%           +4.00%/2/

/1/ From March 15, 2000, when Class B shares first became available. /2/ From March 15, 2001, when Class C and Class F shares first became available.

[logo - American Funds(sm)]

The right choice for the long term(sm)

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in The Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.74% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.88% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.15% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust
Lit. No. TEBF-013-0402
Litho in USA BDC/PNL/5614
Printed on recycled paper